       As filed with the Securities and Exchange Commission on November 25, 2002

                               Securities Act Registration Statement No. 2-91889
                                Investment Company Act Registration No. 811-4060

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                         THE SECURITIES ACT OF 1933                  / /

                         PRE-EFFECTIVE AMENDMENT NO.                 / /

                       POST-EFFECTIVE AMENDMENT NO. 30               /X/
                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE

                       INVESTMENT COMPANY ACT OF 1940                / /
                              AMENDMENT NO. 31                       /X/
                        (Check appropriate box or boxes)

                             CASH ACCUMULATION TRUST

               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                                NEWARK, NJ 07102
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 802-6469

                             JONATHAN D. SHAIN, ESQ.
                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                                NEWARK, NJ 07102
               (Name and Address of Agent for Service of Process)

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):

                        /X/ immediately upon filing pursuant to paragraph (b)
                        / / on (date) pursuant to paragraph (b)
                        / / 60 days after filing pursuant to paragraph (a)(1)
                        / / on (date) pursuant to paragraph (a)(1)
                        / / 75 days after filing pursuant to paragraph (a)(2)
                        / / on (date) pursuant to paragraph (a)(2) of Rule 485.

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                        /  / this post-effective amendment designates a new
                             effective date for a previously filed
                             post-effective amendment.

                                     PROSPECTUS

                                     NOVEMBER 25, 2002


 CASH ACCUMULATION TRUST/
 NATIONAL MONEY MARKET FUND

                                     FUND TYPE
                                     Money Market
                                     OBJECTIVE
                                     Current income to the extent consistent
                                     with preservation of capital and liquidity

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.


Prudential Financial is a service mark of


The Prudential Insurance Company of

America, Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
2       Evaluating Performance
4       Fees and Expenses

5       HOW THE FUND INVESTS
5       Investment Objective and Policies
7       Other Investments and Strategies
9       Investment Risks

11      HOW THE FUND IS MANAGED
11      Board of Trustees
11      Manager
11      Investment Adviser
12      Distributor

13      FUND DISTRIBUTIONS AND TAX ISSUES
13      Distributions
13      Tax Issues

15      HOW TO BUY AND SELL SHARES OF THE FUND
15      How to Buy Shares
17      How to Sell Your Shares
19      Telephone Redemptions or Exchanges
19      Expedited Redemption Privilege

20      FINANCIAL HIGHLIGHTS

22      THE PRUDENTIAL MUTUAL FUND FAMILY

        FOR MORE INFORMATION (Back Cover)


-------------------------------------------------------------------
NATIONAL MONEY MARKET FUND          [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the NATIONAL MONEY MARKET FUND, which we refer to as "the Fund." Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is CURRENT INCOME to the extent CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. This means we look for investments that we think will provide a high level of current income. To achieve our objective, we invest in short-term money market instruments such as obligations issued by the U.S. Government, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, companies or foreign governments. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a share value, which we refer to as "net asset value" or NAV, of $1 per share, we can't guarantee success.


PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of interest.


-------------------------------------------------------------------
MONEY MARKET FUNDS
MONEY MARKET FUNDS--WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS-- PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

    The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar denominated-securities.
    There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."


EVALUATING PERFORMANCE
A number of factors--including risk--affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation. The bar chart and tables below demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual returns and yield compare with a group of similiar funds. Past performance is not necessarily an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at
(800) 225-1852.


ANNUAL RETURNS (AS OF 12-31-01)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  5.07%
1999  4.68%
2000  5.95%
2001  3.87%

BEST QUARTER: 1.27% (1st quarter of 2001) WORST QUARTER: .59% (4th quarter of
2001)
--------------------------------------------------------------------------------
2  NATIONAL MONEY MARKET FUND                    [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


  AVERAGE ANNUAL RETURNS (AS OF 12-31-01)



                                          1 YR           SINCE INCEPTION
  Fund Shares(1)                          3.87%     5.60% (since 12-22-97)
  Lipper Average(2)                       3.44%                          N/A



  7-DAY YIELD(1) (AS OF 12-31-01)



  Fund Shares                             1.62%
  iMoneyNet MFR Average(3)                1.45%



(1) THE FUND'S RETURNS ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF THE FUND'S SHARES FROM 1-1-02 TO 9-30-02 WAS 1.07%.
(2) THE LIPPER AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER U.S. TAXABLE MONEY MARKET FUNDS CATEGORY. THE RETURN IS AFTER DEDUCTION OF EXPENSES.
(3) THE IMONEYNET, INC. MONEY FUND REPORT AVERAGE-TM- (IMONEYNET MFR AVERAGE) IS BASED UPON THE AVERAGE YIELD OF ALL MUTUAL FUNDS IN THE IMONEYNET MFR ALL TAXABLE MONEY MARKET FUND CATEGORY. THE YIELD IS AFTER DEDUCTION OF EXPENSES.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)                None
  Maximum deferred sales charge (load)
   (as a percentage of the lower of original
   purchase price or sale proceeds)                   None
  Maximum sales charge (load) imposed on
   reinvested dividends and other distributions       None
  Redemption fees                                     None
  Exchange fee                                        None

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


  Management fees                                   .39%
  + Distribution (12b-1) fees                       .10%
  + Other expenses                                  .16%
                                                    ----
  = TOTAL ANNUAL FUND OPERATING EXPENSES            .65%


EXAMPLE
This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Fund shares                    $66   $208   $362    $810


--------------------------------------------------------------------------------
4  NATIONAL MONEY MARKET FUND                    [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is CURRENT INCOME to the extent CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. This means we seek investments that will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.
    We invest in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, companies or foreign governments, and municipal notes.

    The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act, as amended (the 1940 Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are "eligible securities." An "eligible security" for this purpose means a security: (1) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (2) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (3) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars.

    COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note
--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------

that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and provide an adjustable rate of interest.
    DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer-term securities can be purchased because we can demand repayment of the obligation at an agreed price within a relatively short period of time. This procedure follows the rules applicable to money market mutual funds.
    FOREIGN SECURITIES and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign securities.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.
    Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with
--------------------------------------------------------------------------------
6  NATIONAL MONEY MARKET FUND                    [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
------------------------------------------------

liquidity to meet shareholder redemption requests. We will not purchase a put separately from the security to which it relates.

    The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Trustees of Cash Accumulation Trust can change investment policies that are not fundamental. For more information, see the Statement of Additional Information (SAI), "Description of the Funds, Their Investments and Risks" and "Investment Restrictions." The SAI contains more information about the Fund.


OTHER INVESTMENTS AND STRATEGIES
The Fund may also invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have varying interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government.
    The U.S. Treasury sometimes "strips" Treasury debt obligations into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.
    The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or Ginnie
Mae). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or Fannie Mae) and the Student Loan Marketing Association (SLMA or Sallie Mae), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.
--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------

    The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund.
    The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price at a stated time.
    The Fund may also purchase money market obligations under a FIRM COMMITMENT AGREEMENT. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.
    The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.

    The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 10% of the value of its total assets); LENDS ITS SECURITIES to others (the Fund may lend up to 33 1/3% of the value of its total assets, including collateral received in the transaction); and holds ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means that they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

--------------------------------------------------------------------------------
8  NATIONAL MONEY MARKET FUND                    [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
------------------------------------------------

INVESTMENT RISKS

As noted previously, all investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes.


    The Fund's investments in money market instruments involve both CREDIT RISK--the possibility that the issuer will default, and MARKET RISK--the risk that an instrument will lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. To limit these risks, we invest only in high-quality securities with maturities or effective maturities not exceeding 13 months.

    Foreign securities and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed-income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign securities.
--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------


    This chart outlines the key risks and potential rewards of the Fund's principal investments. For more information, see "Description of the Funds, Their Investments and Risks" in the SAI.


  INVESTMENT TYPE


% OF FUND'S TOTAL ASSETS     RISKS                       POTENTIAL REWARDS
---------------------------------------------------------------------------------
  HIGH-QUALITY MONEY         -- Credit risk--the risk    -- A source of regular
  MARKET OBLIGATIONS             that default of an          interest income
                                 issuer would leave      -- May be more secure
  UP TO 100%                     the Fund with unpaid        than stock and other
                                 interest or                 equity securities
                                 principal                   since corporate
                             -- Market risk--the risk        issuers must pay
                                 that the obligations        their debts before
                                 may lose value              they pay dividends
                                 because interest
                                 rates change or
                                 there is a lack of
                                 confidence in a
                                 group of borrowers
                                 or in an industry
---------------------------------------------------------------------------------
  MONEY MARKET               -- Foreign markets,         -- Investors may realize
  OBLIGATIONS OF                 economies and               higher returns based
  FOREIGN ISSUERS                political systems           upon higher interest
  (U.S. DOLLAR-                  may not be as stable        rates paid on
  DENOMINATED)                   as those of the U.S.        foreign investments
                             -- Differences in           -- Increased
  UP TO 100%                      foreign laws,               diversification by
                                 accounting                  expanding the
                                 standards, public           allowable choices of
                                 information and             high-quality money
                                 custody and                 market obligations
                                 settlement practices
---------------------------------------------------------------------------------
  ILLIQUID SECURITIES        -- May be difficult to      -- May offer a more
                                 value                       attractive yield or
  UP TO 10% OF NET ASSETS    -- May be difficult to          potential for growth
                                  sell at the time or        than more widely
                                 price desired               traded securities
---------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

HOW THE FUND IS MANAGED
-------------------------------------

BOARD OF TRUSTEES

The Board of Trustees (the Board) oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies for the Fund. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.


MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
100 MULBERRY STREET, GATEWAY CENTER THREE
NEWARK, NJ 07102



    Under a management agreement with the Fund, PI manages the Fund's investment operations and administers its business affairs. PI is also responsible for supervising the Fund's Investment Adviser. For the fiscal year ended September 30, 2002, the Fund paid PI management fees of .39% of the Fund's average net assets.


    PI and its predecessors have served as manager or administrator to investment companies since 1987. As of June 30, 2002, PI, a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential), served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $93.07 billion.


INVESTMENT ADVISER

Prudential Investment Management, Inc. (PIM) is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is 100 Mulberry Street, Gateway Center Two, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    The PIM Fixed Income Group is organized into teams specializing in different sectors of the fixed income market: U.S. and non-U.S. government bonds and mortgages, U.S. and non-U.S. investment grade corporate bonds, high yield bonds, emerging markets bonds, municipal bonds, and money market securities.


    The Money Markets Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Fund. The Team develops and coordinates the Fund's investment strategy. "Top-down" investment decisions such as maturity, yield curve, and sector positioning

--------------------------------------------------------------------------------

HOW THE FUND IS MANAGED
------------------------------------------------


are made consistent with a PIM Fixed Income-wide Strategic Outlook, while "bottom-up" security selection is done by the Money Markets Sector Team. The Strategic Outlook is developed quarterly by a team led by the Chief Investment Officer, Patricia L. Cook. The Strategic Outlook assesses the likely ranges of economic and interest rate scenarios to provide a Prudential Fixed Income-wide view on the economy, interest rates, yield curve, and risk levels in each major bond market, both U.S. and globally.


DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan (the Plan) under Rule 12b-1 of the 1940 Act. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's shares and provides certain shareholder support services. The Fund reimburses PIMS for its distribution services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" tables. Because these fees are paid from the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
12  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

FUND DISTRIBUTIONS
AND TAX ISSUES
-------------------------------------


Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS and CAPITAL GAINS, if any, to shareholders. These distributions are subject to income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified tax-deferred plan or account.


    The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.


DISTRIBUTIONS
The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.
    Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders--typically once a year. CAPITAL GAINS are generated when the Fund sells its assets for a profit.

    For your convenience, Fund distributions of dividends and net capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to income taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 3: Additional Shareholder Services" in the next section.


TAX ISSUES
FORM 1099
Every year, you will receive a FORM 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.
--------------------------------------------------------------------------------

FUND DISTRIBUTIONS
AND TAX ISSUES
------------------------------------------------


    Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends in October, November or December of a calendar year and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.


WITHHOLDING TAXES

If federal tax law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do this, we will withhold and pay to the U.S. Treasury a portion (currently 30% but declining to 28% by 2006) of your distributions. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

--------------------------------------------------------------------------------
14  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUND
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT

Shares of the Fund are available to investment advisory clients of Prudential Securities Incorporated (PSI) that participate in any of the following managed account programs:


     --    Prudential Investments Individually Managed Accounts

     --    Prudential Securities Portfolio Management (PSPM)

     --    Quantum Portfolio Management (Quantum)

     --    Managed Assets Consulting Services (MACS)

     --    Managed Assets Consulting Services--Custom Services (MACS--CS)

     --    Prudential Securities Investment Supervisory Group


    Eligibility to participate in any of these programs is within the discretion of PSI. You should contact a PSI Financial Advisor for more information. We have the right to reject any purchase order or suspend or modify the sale of Fund shares.



AUTOMATIC PURCHASE (AUTOSWEEP). Shares of the Fund can only be purchased through automatic investment procedures (the Autosweep program). The Autosweep program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, the Fund will automatically be your primary money sweep fund. You have the option to change your primary money sweep fund at any time by notifying your PSI Financial Advisor.


    When your account has a credit balance (that is, immediately available funds), PSI will purchase shares of the Fund equal to that amount. This will occur on the business day following the existence of a credit balance. PSI may use and retain the benefit of credit balances in your account until Fund shares are purchased (that is, until the next business day).


    Credit balances of $1 or more in your account will automatically be invested in shares of the Fund. Where your credit balance results from a sale of securities, the available cash will be invested in the Fund on the settlement date. Where your credit balance results from any other transaction (that is, receipt of a dividend or interest payment, maturity of a bond or your own cash payment to your securities account), the available cash will be invested in the Fund on the first business day after it is received by PSI.

--------------------------------------------------------------------------------

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------

All available cash in your account, regardless of its source, will automatically be invested.

    You will begin earning dividends on your shares purchased through Autosweep on the day the order is placed. PSI will purchase shares of the Fund at 4:00 p.m. New York time on the business day the order is placed and payment for the shares will be made by 4:00 p.m. New York time on the next business day.


    Your investment in the Fund will be held in the name of PSI. PSI will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.


STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of that fund. Shares of a money market fund, like the Fund, are priced differently than shares of common stock and other securities.

    The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. In determining the NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain a NAV of $1.


    We determine the NAV of our shares once each business day at the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. New York time, on days that the NYSE is open for trading. Your purchase order or redemption request must be received by 4:00 p.m. New York time, in order to receive the NAV for that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We may not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.

--------------------------------------------------------------------------------
16  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------

STEP 3: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:


AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, or notify your PSI Financial Advisor at least five business days before the date we determine who receives dividends.



REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's prospectus, shareholder report and proxy statement, please call us toll free at
(800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.


HOW TO SELL YOUR SHARES
You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.

    When you sell shares of the Fund--also known as redeeming your shares--the price you will receive will be the NAV next determined after we receive your order to sell. PSI must receive an order to sell by 4:00 p.m. New York time to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We may not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of a Fund's portfolio do not affect the NAV.

--------------------------------------------------------------------------------

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------

    Generally, we will pay you for the shares that you sell within seven days after we receive your sell order.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. As permitted by the Securities and Exchange Commission (Commission), this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."


REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

AUTOMATIC REDEMPTION FOR AUTOSWEEP

Your Fund shares will be automatically redeemed to cover any deficit in your PSI account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.


    The amount of the redemption will be the lesser of the total value of Fund shares held in your PSI account or the deficit in your PSI account. If you want to pay for a securities transaction in your account other than through this procedure, you must deposit sufficient cash in your securities account BEFORE THE SETTLEMENT DATE. If you want to pay any other deficit in your securities account other than through this procedure, you must deposit sufficient cash in your securities account BEFORE YOU INCUR THE DEFICIT.


    Redemptions are automatically made by PSI, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividend declared on

--------------------------------------------------------------------------------
18  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------


the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by PSI, which has advanced monies to satisfy deficits in your account.


TELEPHONE REDEMPTIONS OR EXCHANGES

You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852 before 4:00 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.


    The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
    The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.

EXPEDITED REDEMPTION PRIVILEGE

If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:00 p.m. New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m., you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights below are intended to help you evaluate the Fund's financial performance for the past 5 years. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming investment at the start of the period, reinvestment of all dividends and other distributions and sale at the end of the period.


    A copy of the Fund's annual report along with the Fund's audited financial statements and report of independent accountants, is available upon request, at no charge, as described on the back cover of this prospectus.

    The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants. Their reports were unqualified.

 NATIONAL MONEY MARKET FUND (FISCAL YEARS ENDED SEPTEMBER 30)


PER SHARE OPERATING PERFORMANCE          2002           2001           2000           1999           1998
 NET ASSET VALUE, BEGINNING OF YEAR          $1.00          $1.00          $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         .02            .05            .06            .05            .05
 Dividends and distributions to
  shareholders                                (.02)          (.05)          (.06)          (.05)          (.05)
 NET ASSET VALUE, END OF YEAR                $1.00          $1.00          $1.00          $1.00          $1.00
 TOTAL RETURN(a)                             1.67%           4.9%           5.7%           4.6%           5.2%
--------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                 2002           2001           2000           1999           1998
 NET ASSETS, END OF
  YEAR (000)                              $337,830       $395,261       $381,836       $403,566       $507,288
 RATIOS TO AVERAGE NET ASSETS:
 Expenses, including distribution
  and service (12b-1) fees                    .65%           .64%           .68%           .68%           .62%
 Expenses, excluding distribution
  and service (12b-1) fees                    .55%           .54%           .58%           .58%           .52%
 Net investment income                       1.62%          4.80%          5.55%          4.56%          5.05%
--------------------------------------------------------------------------------------------------------------


(a) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
--------------------------------------------------------------------------------
20  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

                 [This page has been left blank intentionally.]
--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-------------------------------------------------------------

STOCK FUNDS
LARGE CAPITALIZATION STOCK FUNDS
PRUDENTIAL 20/20 FOCUS FUND
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL STOCK INDEX FUND
PRUDENTIAL TAX-MANAGED FUNDS
  PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL VALUE FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
SMALL-TO-MID-CAPITALIZATION STOCK
  FUNDS
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
PRUDENTIAL SMALL COMPANY FUND, INC.
PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.
PRUDENTIAL U.S. EMERGING GROWTH FUND, INC.
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
SECTOR STOCK FUNDS
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND

GLOBAL/INTERNATIONAL STOCK FUNDS
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  PRUDENTIAL GLOBAL GROWTH FUND
  PRUDENTIAL INTERNATIONAL VALUE FUND
  PRUDENTIAL JENNISON INTERNATIONAL GROWTH FUND
BALANCED/ALLOCATION FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND
BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.
  INCOME PORTFOLIO
PRUDENTIAL TOTAL RETURN BOND FUND, INC.
MUNICIPAL BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.

--------------------------------------------------------------------------------
22  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

------------------------------------------------

GLOBAL/INTERNATIONAL BOND FUND
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.
MUNICIPAL MONEY MARKET FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES
TAX-FREE MONEY MARKET FUNDS
COMMAND TAX-FREE FUND
PRUDENTIAL TAX-FREE MONEY FUND, INC.
OTHER MONEY MARKET FUNDS
COMMAND GOVERNMENT FUND
COMMAND MONEY FUND
SPECIAL MONEY MARKET FUND, INC.*
  MONEY MARKET SERIES

STRATEGIC PARTNERS
MUTUAL FUNDS**
-----------------------------
STRATEGIC PARTNERS ASSET ALLOCATION FUNDS
  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND
  STRATEGIC PARTNERS MODERATE GROWTH FUND
  STRATEGIC PARTNERS HIGH GROWTH FUND
STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND
  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND
  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND
  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND
  STRATEGIC PARTNERS INTERNATIONAL EQUITY FUND
  STRATEGIC PARTNERS TOTAL RETURN BOND FUND
STRATEGIC PARTNERS OPPORTUNITY FUNDS
  STRATEGIC PARTNERS FOCUSED GROWTH FUND
  STRATEGIC PARTNERS NEW ERA GROWTH FUND
  STRATEGIC PARTNERS FOCUSED VALUE FUND
  STRATEGIC PARTNERS MID-CAP VALUE FUND
SPECIAL MONEY MARKET FUND, INC.*
  MONEY MARKET SERIES

 *This fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.

--------------------------------------------------------------------------------

                                     Notes
--------------------------------------------------------------------------------
24  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

                                     Notes
--------------------------------------------------------------------------------
26  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

                                     Notes
--------------------------------------------------------------------------------
28  NATIONAL MONEY MARKET FUND                   [TELEPHONE ICON] (800) 225-1852

                                     Notes
--------------------------------------------------------------------------------

FOR MORE INFORMATION

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101
(800) 778-8769


Visit Prudential's website at:
www.prudential.com

Additional information about the Fund
can be obtained without charge and can
be found in the following documents:
STATEMENT OF ADDITIONAL INFORMATION (SAI)
 (incorporated by reference into this prospectus)
ANNUAL REPORT

 (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)

SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov
 (The SEC charges a fee to copy documents.)

IN PERSON
Public Reference Room in
Washington, DC
 (For hours of operation, call
 1-202-942-8090)

VIA THE INTERNET
on the EDGAR Database at
http://www.sec.gov

Nasdaq    CUSIP
------    -----
NMMXX   147541106

 MF178A                                 Investment Company Act File No. 811-4060

                                     PROSPECTUS

                                     NOVEMBER 25, 2002


 CASH ACCUMULATION TRUST/
 LIQUID ASSETS FUND

                                     FUND TYPE
                                     Money Market
                                     OBJECTIVE
                                     Current income to the extent consistent
                                     with preservation of capital and liquidity

                                     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's shares, nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

Prudential Financial is a service mark of The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.

                                     [PRUDENTIAL FINANCIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1       RISK/RETURN SUMMARY
1       Investment Objective and Principal Strategies
1       Principal Risks
2       Evaluating Performance
4       Fees and Expenses

5       HOW THE FUND INVESTS
5       Investment Objective and Policies
7       Other Investments and Strategies
8       Investment Risks

10      HOW THE FUND IS MANAGED
10      Board of Trustees
10      Manager
10      Investment Adviser
11      Distributor

12      FUND DISTRIBUTIONS AND TAX ISSUES
12      Distributions
12      Tax Issues

14      HOW TO BUY AND SELL SHARES OF THE FUND
14      How to Buy Shares
16      How to Sell Your Shares
18      Telephone Redemptions or Exchanges
19      Expedited Redemption Privilege

20      FINANCIAL HIGHLIGHTS

22      THE PRUDENTIAL MUTUAL FUND FAMILY

        FOR MORE INFORMATION (Back Cover)


-------------------------------------------------------------------
LIQUID ASSETS FUND                  [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
-------------------------------------

This section highlights key information about the LIQUID ASSETS FUND, which we refer to as "the Fund." Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is CURRENT INCOME to the extent CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. This means we look for investments that we think will provide a high level of current income. To achieve our objective, we invest in short-term money market instruments such as obligations issued by the U.S. Government, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, companies or foreign governments. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a share value, which we refer to as "net asset value" or NAV, of $1 per share, we can't guarantee success.


PRINCIPAL RISKS
Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are

-------------------------------------------------------------------
MONEY MARKET FUNDS
MONEY MARKET FUNDS--WHICH HOLD HIGH-QUALITY SHORT-TERM DEBT OBLIGATIONS--PROVIDE INVESTORS WITH A LOWER RISK, HIGHLY LIQUID INVESTMENT OPTION. THESE FUNDS ATTEMPT TO MAINTAIN A NET ASSET VALUE OF $1 PER SHARE, ALTHOUGH THERE CAN BE NO GUARANTEE THAT THEY WILL ALWAYS BE ABLE TO DO SO.
-------------------------------------------------------------------
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

paid before they are due, the security may discontinue paying an attractive rate of interest.
    The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar denominated-securities.
    There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund. For more detailed information about the risks associated with the Fund, see "How the Fund Invests--Investment Risks."


EVALUATING PERFORMANCE

A number of factors--including risk--affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation. The bar chart and tables below demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual returns and yield compare with a group of similar funds. Past performance is not necessarily an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.



ANNUAL RETURNS (AS OF 12-31-01)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998  5.52%
1999  5.10%
2000  6.41%
2001  4.30%

BEST QUARTER: 1.71% (4th quarter of 2000) WORST QUARTER: .72% (4th quarter of
2001)
-------------------------------------------------------------------
2  LIQUID ASSETS FUND                            [TELEPHONE ICON] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


  AVERAGE ANNUAL RETURNS (AS OF 12-31-01)



                                 1 YR       SINCE INCEPTION
  Fund Shares(1)                 4.30%    5.34% (since 12-22-97)
  Lipper Average(2)              3.44%                      N/A



  7-DAY YIELD(1) (AS OF 12-31-01)



  Fund Shares                              2.07%
  iMoneyNet MFR Average(3)                 1.45%



(1) THE FUND'S RETURNS ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF THE FUND'S SHARES FROM 1-1-02 TO 9-30-02 WAS 1.32%.
(2) THE LIPPER AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER U.S. TAXABLE MONEY MARKET FUNDS CATEGORY. THE RETURN IS AFTER DEDUCTION OF EXPENSES.
(3) THE IMONEYNET, INC. MONEY FUND REPORT AVERAGE-TM- (IMONEYNET MFR AVERAGE) IS BASED UPON THE AVERAGE YIELD OF ALL MUTUAL FUNDS IN THE IMONEYNET MFR ALL TAXABLE MONEY MARKET FUND CATEGORY. THE YIELD IS AFTER DEDUCTION OF EXPENSES.


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum sales charge (load)
   imposed on purchases (as a
   percentage of offering price)           None
  Maximum deferred sales charge
   (load) (as a percentage of the
   lower of original purchase price
   or sale proceeds)                       None
  Maximum sales charge (load)
   imposed on reinvested dividends
   and other distributions                 None
  Redemption fees                          None
  Exchange fee                             None

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


  Management fees                                    .06%(1)
  + Distribution and service (12b-1) fees           None
  + Other expenses                                   .17%
  = TOTAL ANNUAL FUND OPERATING EXPENSES             .23%(1)



(1) THE FEES PAID BY THE FUND TO THE MANAGER AND THE FUND'S OTHER AFFILIATED SERVICE PROVIDERS ARE LIMITED TO REIMBURSEMENT FOR DIRECT COSTS, EXCLUDING ANY PROFIT OR OVERHEAD UP TO A MAXIMUM OF .39% OF AVERAGE DAILY NET ASSETS, PURSUANT TO AGREEMENTS WITH THE FUND. MANAGEMENT FEES AND TOTAL ANNUAL FUND OPERATING EXPENSES REFLECT THESE FEES FOR THE FUND'S FISCAL YEAR ENDED SEPTEMBER 30, 2002.

EXAMPLE

This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Fund shares                    $24    $74   $130    $293


-------------------------------------------------------------------
4  LIQUID ASSETS FUND                            [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
-------------------------------------

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is CURRENT INCOME to the extent CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. This means we seek investments that will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.
    We invest in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, companies or foreign governments, and municipal notes.

    The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act as amended (the 1940 Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are "eligible securities." An "eligible security" for this purpose means a security: (1) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (2) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (3) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars.

    COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and
--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------

credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and provide an adjustable rate of interest.
    DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer-term securities can be purchased because we can demand repayment of the obligation at an agreed price within a relatively short period of time. This procedure follows the rules applicable to money market mutual funds.
    FOREIGN SECURITIES and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign securities.
    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.
    Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of a security and to provide the Fund with liquidity to meet shareholder redemption requests.
-------------------------------------------------------------------
6  LIQUID ASSETS FUND                            [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
------------------------------------------------


    The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Trustees of Cash Accumulation Trust can change investment policies that are not fundamental. For more information see the Statement of Additional Information (SAI), "Description of the Funds, Their Investments and Risks" and "Investment Restrictions." The SAI contains more information about the Fund.


OTHER INVESTMENTS AND STRATEGIES
The Fund may also invest in DEBT OBLIGATIONS ISSUED BY THE U.S. TREASURY. Treasury securities have varying interest rates and maturities, but they are all backed by the full faith and credit of the U.S. Government.
    The U.S. Treasury sometimes "strips" Treasury debt obligations into their component parts: the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.
    The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or Ginnie
Mae). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or Fannie Mae) and the Student Loan Marketing Association (SLMA or Sallie Mae), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.
    The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund.
--------------------------------------------------------------------------------

HOW THE FUND INVESTS
------------------------------------------------

    The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price at a stated time.
    The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.
    The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.

    The Fund also follows certain policies when it BORROWS MONEY (the Fund can borrow up to 33 1/3% of the value of its total assets); LENDS ITS SECURITIES to others (the Fund may lend up to 33 1/3% of the value of its total assets, including collateral received in the transaction); and holds ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means that they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.


INVESTMENT RISKS

As noted previously, all investments involve risk, and investing in the Fund is no exception. Since the Fund's holdings can vary significantly from broad market indexes, performance of the Fund can deviate from performance of the indexes.


    The Fund's investments in money market instruments involve both CREDIT RISK--the possibility that the issuer will default, and MARKET RISK--the risk that an instrument will lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. To limit these risks, we invest only in high-quality securities with maturities or effective maturities not exceeding 13 months.

-------------------------------------------------------------------
8  LIQUID ASSETS FUND                            [TELEPHONE ICON] (800) 225-1852

HOW THE FUND INVESTS
------------------------------------------------

    Foreign securities and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed-income and currency markets may be less stable than U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign securities.

    This chart outlines the key risks and potential rewards of the Fund's principal investments. For more information, see "Description of the Funds, Their Investments and Risks" in the SAI.


  INVESTMENT TYPE


% OF FUND'S TOTAL ASSETS     RISKS                       POTENTIAL REWARDS
---------------------------------------------------------------------------------
  HIGH-QUALITY MONEY         -- Credit risk--the risk    -- A source of regular
  MARKET OBLIGATIONS             that default of an          interest income
                                 issuer would leave      -- May be more secure
  UP TO 100%                     the Fund with unpaid        than stock and other
                                 interest or                 equity securities
                                 principal                   since corporate
                             -- Market risk--the risk        issuers must pay
                                 that the obligations        their debts before
                                 may lose value              they pay dividends
                                 because interest
                                 rates change or
                                 there is a lack of
                                 confidence in a
                                 group of borrowers
                                 or in an industry
---------------------------------------------------------------------------------
  MONEY MARKET               -- Foreign markets,         -- Investors may realize
  OBLIGATIONS OF                 economies and               higher returns based
  FOREIGN ISSUERS                political systems           upon higher interest
  (U.S. DOLLAR-                  may not be as stable        rates paid on
  DENOMINATED)                   as those of the U.S.        foreign investments
                             -- Differences in           -- Increased
  UP TO 100%                      foreign laws,               diversification by
                                 accounting                  expanding the
                                 standards, public           allowable choices of
                                 information and             high-quality money
                                 custody and                 market obligations
                                 settlement practices
---------------------------------------------------------------------------------
  ILLIQUID SECURITIES        -- May be difficult to      -- May offer a more
                                 value                       attractive yield or
  UP TO 10% OF NET ASSETS    -- May be difficult to          potential for growth
                                  sell at the time or        than more widely
                                 price desired               traded securities
---------------------------------------------------------------------------------


--------------------------------------------------------------------------------

HOW THE FUND IS MANAGED
-------------------------------------

BOARD OF TRUSTEES

The Board of Trustees (the Board) oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies for the Fund. The Board also oversees the Fund's officers who conduct and supervise the daily business operations of the Fund.


MANAGER

PRUDENTIAL INVESTMENTS LLC (PI)
100 MULBERRY STREET, GATEWAY CENTER THREE
NEWARK, NJ 07102



    Under a management agreement with the Fund, PI manages the Fund's investment operations and administers its business affairs. PI is also responsible for supervising the Fund's Investment Adviser. For the fiscal year ended
September 30, 2002, the Fund paid PI management fees of .06% of the Fund's average net assets.


    PI and its predecessors have served as manager or administrator to investment companies since 1987. As of June 30, 2002, PI, a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential), served as the manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $93.07 billion.


INVESTMENT ADVISER

Prudential Investment Management, Inc. (PIM), is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is 100 Mulberry Street, Gateway Center Two, Newark, NJ 07102. PI has responsibility for all investment advisory services, supervises PIM and pays PIM for its services.


    The PIM Fixed Income Group is organized into teams specializing in different sectors of the fixed income market: U.S. and non-U.S. government bonds and mortgages, U.S. and non-U.S. investment grade corporate bonds, high yield bonds, emerging markets bonds, municipal bonds, and money market securities.


    The Money Markets Team, headed by Joseph Tully, is primarily responsible for overseeing the day-to-day management of the Fund. The Team develops and coordinates the Fund's investment strategy. "Top-down"

-------------------------------------------------------------------
10  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

HOW THE FUND IS MANAGED
------------------------------------------------


investment decisions such as maturity, yield curve, and sector positioning are made consistent with a PIM Fixed Income-wide Strategic Outlook, while "bottom-up" security selection is done by the Money Markets Sector Team. The Strategic Outlook is developed quarterly by a team led by the Chief Investment Officer, Patricia L. Cook. The Strategic Outlook assesses the likely ranges of economic and interest rate scenarios to provide a Prudential Fixed Income-wide view on the economy, interest rates, yield curve, and risk levels in each major bond market, both U.S. and globally.


DISTRIBUTOR
Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. PIMS does not receive any compensation from the Fund for distributing its shares.
--------------------------------------------------------------------------------

FUND DISTRIBUTIONS
AND TAX ISSUES
-------------------------------------


Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS and CAPITAL GAINS, if any, to shareholders. These distributions are subject to income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified tax-deferred plan or account.


    The following briefly discusses some of the important federal income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.


DISTRIBUTIONS
The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.
    Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders--typically once a year. CAPITAL GAINS are generated when the Fund sells its assets for a profit.

    For your convenience, Fund distributions of dividends and net capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to income taxes, again unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "Step 3: Additional Shareholder Services" in the next section.


TAX ISSUES
FORM 1099
Every year, you will receive a FORM 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

    Fund distributions are generally taxable in the calendar year in which they are received, except when we declare certain dividends in October, November or December of a calendar year and actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

-------------------------------------------------------------------
12  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

FUND DISTRIBUTIONS
AND TAX ISSUES
------------------------------------------------

WITHHOLDING TAXES

If federal tax law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do this, we will withhold and pay to the U.S. Treasury a portion (currently 30% but declining to 28% by 2006) of your distributions. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

--------------------------------------------------------------------------------

HOW TO BUY AND
SELL SHARES OF THE FUND
-------------------------------------

HOW TO BUY SHARES
STEP 1: OPEN AN ACCOUNT

Shares of the Fund are available to investment advisory clients of Prudential Securities Incorporated (PSI) that participate in any of the following managed account programs:


     --    Prudential Investments Individually Managed Accounts

     --    Prudential Securities Portfolio Management (PSPM)

     --    Quantum Portfolio Management (Quantum)

     --    Managed Assets Consulting Services (MACS)

     --    Managed Assets Consulting Services--Custom Services (MACS--CS)

     --    Prudential Securities Investment Supervisory Group

    To participate in any of these programs, you must be an Eligible Benefit Plan. Eligible Benefit Plans are:

     -- employee benefit plans as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974 (ERISA) other than government plans as defined in Section 3(32) of ERISA and church plans as defined in Section 3(33) of ERISA;

     -- pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the Internal Revenue Code);

     -- deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code; and

     -- Individual Retirement Accounts (IRAs) as defined in Section 408(a) of the Internal Revenue Code.


    Eligibility to participate in any of these programs is within the discretion of PSI. You should contact a PSI Financial Advisor for more information. We have the right to reject any purchase order or suspend or modify the sale of Fund shares.



AUTOMATIC PURCHASE (AUTOSWEEP). Shares of the Fund can only be purchased through automatic investment procedures (the Autosweep program). The Autosweep program allows you to designate a money market fund as your primary money sweep fund. If you do not designate a primary money sweep fund, the Fund will automatically be your primary money sweep fund.

-------------------------------------------------------------------
14  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------


You have the option to change your primary money sweep fund at any time by notifying your PSI Financial Advisor.


    When your PSI account has a credit balance (that is, immediately available funds), PSI will purchase shares of the Fund equal to that amount. This will occur on the business day following the existence of a credit balance. PSI may use and retain the benefit of credit balances in your account until Fund shares are purchased (that is, until the next business day).


    Credit balances of $1 or more in your account will automatically be invested in shares of the Fund. Where your credit balance results from a sale of securities, the available cash will be invested in the Fund on the settlement date. Where your credit balance results from any other transaction (that is, receipt of a dividend or interest payment, maturity of a bond or your own cash payment to your securities account), the available cash will be invested in the Fund on the first business day after it is received by PSI. All available cash in your account, regardless of its source, will automatically be invested.


    You will begin earning dividends on your shares purchased through Autosweep on the day the order is placed. PSI will purchase shares of the Fund at 4:00 p.m. New York time on the business day the order is placed and payment for the shares will be made by 4:00 p.m. New York time on the next business day.


    Your investment in the Fund will be held in the name of PSI. PSI will receive all statements and dividends from the Fund and will, in turn, send you account statements showing your purchases, sales and dividends.


STEP 2: UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of that fund. Shares of a money market fund, like the Fund, are priced differently than shares of common stock and other securities.
    The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain a NAV of $1.

    We determine the NAV of our shares once each business day at the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. New York time, on days that the NYSE is open for trading. Your

--------------------------------------------------------------------------------

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------


purchase order or redemption request must be received by 4:00 p.m. New York time, in order to receive the NAV for that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We may not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of the Fund's portfolio do not materially affect the NAV.


STEP 3: ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:


AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash, you can indicate this preference on your application, or notify your PSI Financial Advisor at least five business days before the date we determine who receives dividends.



REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's prospectus, shareholder report and proxy statement, please call us toll free at
(800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.


HOW TO SELL YOUR SHARES
You can sell your shares of the Fund for cash (in the form of a check) at any time, subject to certain restrictions.
-------------------------------------------------------------------
16  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------


    When you sell shares of the Fund--also known as redeeming your shares--the price you will receive will be the NAV next determined after we receive your order to sell. PSI must receive an order to sell by 4:00 p.m. New York time to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. The NYSE is closed on most national holidays and Good Friday. We may not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of a Fund's portfolio do not affect the NAV.

    Generally, we will pay you for the shares that you sell within seven days after we receive your sell order.

RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund, or when we may delay paying you the proceeds from a sale. As permitted by the Securities and Exchange Commission (Commission), this may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase, Redemption and Pricing of Fund Shares--Sale of Shares."


REDEMPTION IN KIND
If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

AUTOMATIC REDEMPTION FOR AUTOSWEEP

Your Fund shares will be automatically redeemed to cover any deficit in your PSI account. The amount redeemed will be the nearest dollar amount necessary to cover the deficit.


    The amount of the redemption will be the lesser of the total value of Fund shares held in your PSI account or the deficit in your PSI account. If you want to pay for a securities transaction in your account other than through this procedure, you must deposit sufficient cash in your securities

--------------------------------------------------------------------------------

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------

account BEFORE THE SETTLEMENT DATE. If you want to pay any other deficit in your securities account other than through this procedure, you must deposit sufficient cash in your securities account BEFORE YOU INCUR THE DEFICIT.

    Redemptions are automatically made by PSI, to the nearest dollar, on each day to satisfy deficits from securities transactions or to honor your redemption requests. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund at the next determined NAV to satisfy any remaining deficit. You are entitled to any dividend declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by PSI, which has advanced monies to satisfy deficits in your account.


TELEPHONE REDEMPTIONS OR EXCHANGES

You may redeem or exchange your shares in any amount by calling the Fund at
(800) 225-1852 before 4:00 p.m. New York time. You will receive a redemption or exchange amount based on that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. New York time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.


    The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

    In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
    The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
-------------------------------------------------------------------
18  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUND
------------------------------------------------

EXPEDITED REDEMPTION PRIVILEGE

If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Fund prior to 4:00 p.m. New York time, to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m., you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see "Purchase, Redemption and Pricing of Fund Shares--Expedited Redemption Privilege" in the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights below are intended to help you evaluate the Fund's financial performance. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming investment at the start of the period, reinvestment of all dividends and other distributions and sale at the end of the period.


    A copy of the Fund's annual report along with the Fund's audited financial statements and report of independent accountants, is available upon request, at no charge, as described on the back cover of this prospectus.

    The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants. Their reports were unqualified.

 LIQUID ASSETS FUND (FISCAL YEARS ENDED SEPTEMBER 30)


                                                                                                     December 22,
                                                                                                       1997(1)
                                                                                                       through
                                                                                                      September
PER SHARE OPERATING                                                                                      30,
PERFORMANCE                                                2002       2001       2000       1999         1998
 NET ASSET VALUE, BEGINNING OF PERIOD                       $1.00      $1.00      $1.00      $1.00        $1.00
 Net investment income and net realized gains                 .02        .05        .06        .05          .04
 Dividends and distributions to shareholders                 (.02)      (.05)      (.06)      (.05)        (.04)
 NET ASSET VALUE, END OF PERIOD                             $1.00      $1.00      $1.00      $1.00        $1.00
 TOTAL RETURN(2)                                            2.04%      5.33%      6.15%      5.05%        4.52%
-----------------------------------------------------------------------------------------------------------------



RATIOS/SUPPLEMENTAL DATA                                   2002       2001       2000       1999       1998
 NET ASSETS, END OF PERIOD (000)                         $512,017   $556,572   $488,807   $394,612   $441,944
 AVERAGE NET ASSETS (000)                                $508,258   $486,816   $417,161   $386,144   $374,141
 RATIOS TO AVERAGE NET ASSETS:
 Expenses                                                    .23%       .21%       .24%       .27%     .21%(3)
 Net investment income                                      1.99%      5.16%      6.03%      4.94%    5.53%(3)
--------------------------------------------------------------------------------------------------------------


1    COMMENCEMENT OF INVESTMENT OPERATIONS.
2 TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR LESS THAN ONE FULL YEAR ARE NOT ANNUALIZED.
3    ANNUALIZED.

-------------------------------------------------------------------
20  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

                 [This page has been left blank intentionally.]
--------------------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-------------------------------------------------------------

STOCK FUNDS
LARGE CAPITALIZATION STOCK FUNDS
PRUDENTIAL 20/20 FOCUS FUND
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL STOCK INDEX FUND
PRUDENTIAL TAX-MANAGED FUNDS
  PRUDENTIAL TAX-MANAGED EQUITY FUND
PRUDENTIAL VALUE FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND
SMALL-TO-MID-CAPITALIZATION STOCK
  FUNDS
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
PRUDENTIAL SMALL COMPANY FUND, INC.
PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.
PRUDENTIAL U.S. EMERGING GROWTH FUND, INC.
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND
SECTOR STOCK FUNDS
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND
  PRUDENTIAL UTILITY FUND

GLOBAL/INTERNATIONAL STOCK FUNDS
PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  PRUDENTIAL GLOBAL GROWTH FUND
  PRUDENTIAL INTERNATIONAL VALUE FUND
  PRUDENTIAL JENNISON INTERNATIONAL GROWTH FUND
BALANCED/ALLOCATION FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND
BOND FUNDS
TAXABLE BOND FUNDS
PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.
  INCOME PORTFOLIO
PRUDENTIAL TOTAL RETURN BOND FUND, INC.
MUNICIPAL BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.

-------------------------------------------------------------------
22  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

------------------------------------------------

GLOBAL/INTERNATIONAL BOND FUND
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.
MUNICIPAL MONEY MARKET FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES
TAX-FREE MONEY MARKET FUNDS
COMMAND TAX-FREE FUND
PRUDENTIAL TAX-FREE MONEY FUND, INC.
OTHER MONEY MARKET FUNDS
COMMAND GOVERNMENT FUND
COMMAND MONEY FUND
SPECIAL MONEY MARKET FUND, INC.*
  MONEY MARKET SERIES

STRATEGIC PARTNERS
MUTUAL FUNDS**
-----------------------------
STRATEGIC PARTNERS ASSET ALLOCATION FUNDS
  STRATEGIC PARTNERS CONSERVATIVE GROWTH FUND
  STRATEGIC PARTNERS MODERATE GROWTH FUND
  STRATEGIC PARTNERS HIGH GROWTH FUND
STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
  STRATEGIC PARTNERS LARGE CAPITALIZATION GROWTH FUND
  STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND
  STRATEGIC PARTNERS SMALL CAPITALIZATION GROWTH FUND
  STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND
  STRATEGIC PARTNERS INTERNATIONAL EQUITY FUND
  STRATEGIC PARTNERS TOTAL RETURN BOND FUND
STRATEGIC PARTNERS OPPORTUNITY FUNDS
  STRATEGIC PARTNERS FOCUSED GROWTH FUND
  STRATEGIC PARTNERS NEW ERA GROWTH FUND
  STRATEGIC PARTNERS FOCUSED VALUE FUND
  STRATEGIC PARTNERS MID-CAP VALUE FUND
SPECIAL MONEY MARKET FUND, INC.*
  MONEY MARKET SERIES

 *This fund is not a direct purchase money fund and is only an exchangeable money fund.
**Not exchangeable with the Prudential mutual funds.

--------------------------------------------------------------------------------

                                     NOTES
-------------------------------------------------------------------
24  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

                                     NOTES
--------------------------------------------------------------------------------

                                     NOTES
-------------------------------------------------------------------
26  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

                                     NOTES
--------------------------------------------------------------------------------

                                     NOTES
-------------------------------------------------------------------
28  LIQUID ASSETS FUND                           [TELEPHONE ICON] (800) 225-1852

                                     NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact:
Prudential Investment Management
Services LLC
P.O. Box 8310
Philadelphia, PA 19101
(800) 778-8769


Visit Prudential's website at:
www.prudential.com

Additional information about the Fund
can be obtained without charge and can
be found in the following documents:
STATEMENT OF ADDITIONAL INFORMATION (SAI)
 (incorporated by reference into this prospectus)
ANNUAL REPORT

 (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)

SEMI-ANNUAL REPORT

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows:
BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov
 (The SEC charges a fee to copy documents.)

IN PERSON
Public Reference Room in
Washington, DC
 (For hours of operation, call
 1-202-942-8090)

VIA THE INTERNET
on the EDGAR Database at
http://www.sec.gov

Nasdaq    CUSIP
------    -----
CLAMF   147541502

 MF175A                                 Investment Company Act File No. 811-4060

                             CASH ACCUMULATION TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 25, 2002

Cash Accumulation Trust (the Trust), an open-end, diversified, management investment company is offered in two series: National Money Market Fund (NMMF) and Liquid Assets Fund (LAF) (each a Fund and collectively, the Funds). Each series operates as a separate fund with identical investment objectives and similar policies designed to meet its investment goals. The investment objective of each of NMMF and LAF is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that either Fund's investment objective will be achieved. See "How the Fund Invests" in the applicable Prospectus and "Description of the Funds, Their Investments and Risks" in this Statement of Additional Information (SAI).

The Trust's address is 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102 and its telephone number is (800) 225-1852.

This SAI is not a prospectus and should be read in conjunction with each Fund's Prospectus, dated November 25, 2002. A copy of the Prospectus may be obtained at no charge from each Fund upon request at the address or telephone number noted above. Each Fund's audited financial statements for the fiscal year ended September 30, 2002 are incorporated in this SAI by reference to the Trust's 2002 annual report to shareholders (File No. 811-4060). You may obtain a copy of the Trust's annual report at no charge by request to the Trust at the address or telephone number noted above.




                                TABLE OF CONTENTS

                                                                 PAGE
Trust History                                                    B-2
Description of the Funds, Their Investments and Risks            B-2
Investment Restrictions                                          B-5
Management of the Trust                                          B-9
Control Persons and Principal Holders of Securities              B-14
Investment Advisory and Other Services                           B-14
Brokerage Allocation and Other Practices                         B-17
Securities and Organization                                      B-18
Purchase, Redemption and Pricing of Fund Shares                  B-19
Net Asset Value                                                  B-20
Taxes, Dividends and Distributions                               B-20
Calculation of Yield                                             B-22
Financial Statements                                             B-22
Appendix I-Description of Ratings                                I-1


MF175B

                                  TRUST HISTORY

The Trust was organized under the laws of Massachusetts on April 27, 1984 as an unincorporated business trust, a form of organization that is commonly referred to as a Massachusetts business trust.


              DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

(a) CLASSIFICATION. The Trust is an open-end diversified management investment company.

(b) INVESTMENT STRATEGIES AND RISKS.

Each Fund's investment objective is current income to the extent consistent with preservation of capital and liquidity. While the principal investment policies and strategies for seeking to achieve this objective are described in each Fund's Prospectus, a Fund may from time to time also utilize the securities, instruments, policies and strategies described below in seeking to achieve its objective. A Fund may not be successful in achieving its objective and you can lose money.


OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES


Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by a Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS). Neither Fund intends to purchase TIGRs or CATS during the coming year.


FLOATING RATE AND VARIABLE RATE SECURITIES

Each Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide that a rate that is set as a spread to a designated base rate, such as rates on Treasury bills, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest, which amount may be more or less than the amount paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate.


DEMAND FEATURES AND GUARANTEES

LAF may purchase demand features and guarantees. A demand feature supporting a money market fund instrument can be relied upon in a number of respects. First, the demand feature can be relied upon to SHORTEN THE MATURITY of the underlying instrument. Second, the demand feature, if unconditional, can be used to EVALUATE THE CREDIT QUALITY of the underlying security. This means that the credit quality of the underlying security can be based solely on the credit quality of the unconditional demand feature supporting that security.

A GUARANTEE is a form of unconditional credit support that may include bond insurance, a letter of credit, and an unconditional demand feature. A money market fund holding a security subject to a guarantee may determine the credit quality of the underlying security solely on the basis of the credit quality of the supporting guarantee.


LAF can only invest 10% of its total assets in securities directly issued by, or supported by, a demand feature provider or guarantor. Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act") provides a more stringent limit on demand features and guarantees that are "second tier securities" under the Rule; that is, those securities that are rated in the second highest category by a specified number of rating organizations. Specifically, Rule 2a-7 provides that a money market fund cannot invest more than 5% of its total assets in securities directly issued or supported by second tier demand features or guarantees that are issued by the same entity.


LENDING OF SECURITIES


Consistent with applicable regulatory requirements, NMMF may lend its portfolio securities to broker-dealers and LAF may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans of each Fund do not exceed in the aggregate 33 1/3% of the value of its respective total assets and, provided that such loans are callable at any time by either Fund and are at all times secured by cash or U.S. Government Securities that is equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the cash collateral which will be invested in short-term obligations. Any voting rights, or rights to consent, relating to the securities loaned pass to the borrower. However, if a material event affecting the securities which are the subject of the loan occurs, such loans will be called so that the securities may be voted by the Fund (or Funds).


A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Trustees of the Trust. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to that Fund.

Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.


ILLIQUID SECURITIES

Each Fund may not hold more than 10% of its net assets in illiquid securities. If a Fund were to exceed this limit, the investment adviser would take prompt action to reduce the Fund's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable (either within or outside of the United States).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.

Rule 144A under the Securities Act allows for an institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.


Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid under procedures established by the Board of Trustees. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality as determined by the investment adviser; and (2) it must not be

"traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to a demand right are deemed to have a maturity equal to the notice period.


SECURITIES OF OTHER INVESTMENT COMPANIES

Each Fund may invest up to 10% of its total assets in securities of other money market funds. Generally, each Fund does not intend to invest more than 5% of its total assets in such securities. However, pursuant to a Securities and Exchange Commission (Commission) exemptive order, the Fund may invest up to 25% of its total assets in an affiliated money market fund. To the extent that a Fund invests in securities of other registered investment companies, shareholders of the Fund may be subject to duplicate management and advisory fees.


BORROWING

NMMF may borrow from banks (including through entering into reverse repurchase agreements) up to and including 10% of the value of its total assets taken at cost for temporary or emergency purposes. NMMF may pledge up to and including 10% of its net assets to secure such borrowings. LAF may borrow (including through entering reverse repurchase agreements) up to 33 1/3% of the value of its total assets (computed at the time the loan is made) from banks for temporary, extraordinary or emergency purposes. LAF may pledge up to 33 1/3% of its total assets to secure such borrowings. A Fund will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its total assets.


REPURCHASE AGREEMENTS

Each Fund may purchase securities and concurrently enter into repurchase agreements with the seller, pursuant to which the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. Such collateral will be held by State Street Bank & Trust Company, the Trust's Custodian, either directly or through a sub-custodian, either physically or in a book-entry account.

A Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the fund's investment adviser. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds upon sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss if the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code because the law regarding the rights of the trust is unsettled. As a result, under these circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund could suffer a loss.

LAF intends to participate in a joint repurchase account with other investment companies managed by Prudential Investments LLC (PI or the Manager) pursuant to an order of the Commission. On a daily basis, any uninvested cash balances of LAF may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. LAF participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Trust's policy that its custodian or designated sub-custodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.


NMMF does not currently participate in the joint repurchase account.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by a Fund with an agreement to repurchase the securities at a specified price, date and interest payment. Each Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. A Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Trust's custodian will maintain in a segregated account cash or other liquid assets maturing not later than the expiration of the reverse repurchase agreements having a value equal to or greater than such commitments.

FIRM COMMITMENT AGREEMENTS

NMMF may enter into firm commitment agreements with banks or broker-dealers for the purchase of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when NMMF anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. Entry into firm commitment agreements with broker-dealers requires the creation and maintenance of a segregated account. The underlying securities subject to a firm commitment agreement are subject to fluctuation in market value and, therefore, to the extent that NMMF remains fully invested at the same time that it has entered into firm commitment agreements, there will be a greater possibility that the net asset value of NMMF shares will vary from $1.00.

Pending delivery of securities purchased under firm commitment agreements, the amount of the purchase price will be held in liquid assets such as cash or high-quality debt obligations. Such obligations will be maintained in a separate account with the Trust's custodian in an amount equal on a daily basis to the amount of NMMF's firm commitments. When the time comes to pay for securities subject to firm commitment agreements, NMMF will meet its obligations from then-available cash flow or the sale of securities.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


LAF may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by LAF with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. LAF will limit such purchases to those which the date of delivery and payment falls within 90 days of the date of the commitment. LAF will make commitments to purchase such when issued securities only with the intention of actually acquiring the securities. The Trust's Custodian will segregate cash or other liquid assets having a value equal to or greater than LAF's purchase commitments. If LAF chooses to dispose of the when-issued security prior to its receipt of, and payment for, the security, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuations and no interest accrues to the purchaser during the period between purchase and settlement.

SEGREGATED ASSETS

The Fund segregates with its Custodian, State Street Bank and Trust Company, cash, U.S. Government Securities, equity securities (including foreign securities), debt securities or other liquid, unencumbered assets equal in value to its obligations in respect of potentially leveraged transactions. These include when-issued and delayed delivery securities, futures contracts, written options and options on futures contracts (unless otherwise covered). If collateralized or otherwise covered, in accordance with Commission guidelines, these will not be deemed to be senior securities. The assets segregated will be marked-to-market daily.


                             INVESTMENT RESTRICTIONS

The Funds' investment objectives and the following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of a Fund. A "majority of the outstanding voting securities," when used in this SAI, means the lesser of (1) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (2) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective to a particular Fund, such matters shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting securities of the particular Fund votes for the approval of such matters as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding voting securities of the other Fund affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Trust.


NATIONAL MONEY MARKET FUND

The following investment restrictions are fundamental policies of NMMF and may not be changed except as described above.

NMMF may not:

1. Purchase any security if, as a result, more than 5% of its total assets (based on current value) would then be invested in the securities of a single issuer, except that the Fund may invest up to 15% of its total net assets (based on current value) in the obligations of any one bank. This limitation does not apply to U.S. Government Securities.

2. Purchase voting securities or make investments for the purpose of exercising control or management.

3. Invest more than 25% of its total assets in any one industry. This restriction does not apply to U.S. Government Securities or to bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

4. Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with other accounts managed by the Manager or the Sub-advisor to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities.)

5. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.


6. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of its total assets taken at cost; provided, however, that the Fund may loan its securities as described in the Prospectus and this SAI under the caption "Description of the Funds, Their Investments and Risks--Lending of Securities". However, the Fund will not borrow if the value of the Fund's assets would be less than 300% of its borrowing obligations. In addition, when borrowings (other than permissible securities loans) exceed 5% of its total assets, the Fund will not purchase additional portfolio securities. Permissible borrowings will be entered into solely for the purpose of facilitating the orderly sale of portfolio securities to accommodate redemption requests.


7. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies. This restriction does not apply to repurchase agreements or loans of portfolio securities.

8. Pledge, mortgage or hypothecate more than 10% of its net assets taken at cost at the time of the incurrence of such borrowings.

9. Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.


10. Invest in securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation, reorganization or similar transactions. For the purposes of this restriction, foreign banks or their agents or subsidiaries are not considered investment companies. (Under the 1940 Act no registered investment company may (a) invest more than 10% of its total assets (taken at current value) in securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of its total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.)


11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, any officers, trustees and directors of the Trust or any investment adviser of the Trust, who individually own beneficially more than 1/2 of 1% of the shares or securities of that issuer, own in the aggregate more than 5% of such shares or securities.

12. Purchase securities of any company which has (with predecessor businesses and entities) a record of less than three years' continuous operation or purchase securities whose source of repayment is based, directly or indirectly, on the credit of such a company if as a result more than 5% of the total assets of the Fund (taken at current value) would be invested in such securities; provided, however, that the Fund may purchase U.S. Government Securities without regard to this limitation.

13. Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts nor does it prevent the Fund from purchasing securities secured by real estate or interests therein.

14. Purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 10% of the Fund's total assets (based on current value) would then be invested in such securities. The staff of the Commission is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view.

15. Write or purchase puts, calls, warrants, straddles, spreads or combinations thereof except that, as described above under "Firm Commitment Agreements," the Fund may enter into firm commitment agreements with respect to securities otherwise eligible for purchase by the Fund.

Restriction 1 applies to securities subject to repurchase agreements but not to the repurchase agreements themselves provided that the obligation of the seller to repurchase the securities from the Fund is "collateralized fully" as defined in Rule 2a-7 under the 1940 Act. Although Restriction 1 permits the Fund to invest up to 15% of its total assets in the obligations of any one bank, federal regulations applicable to the Fund currently prohibit the Fund (with limited exceptions) from making any investment that would result in more than 5% of the Fund's assets being invested in obligations of a single issuer.

Although Restriction 3 states that it does not apply to bank obligations, federal regulations applicable to the Fund currently limit bank obligations to include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks. In addition, in accordance with Restriction 3, it is our policy not to concentrate 25% or more of total assets in a single industry.

Although Restriction 14 states that the Fund may invest no more than 10% of its total assets in illiquid securities, the Fund intends to invest no more than 10% of its net assets in such securities, in compliance with current interpretations of the staff of the Commission.

The limitation on investment in illiquid securities set forth in Restriction 14 does not apply to certain restricted securities, including securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper, that the Manager or investment adviser has determined to be liquid under procedures approved by the Board of Trustees.

For purposes of the foregoing restrictions, U.S. Government Securities refer to obligations of the U.S. Treasury and obligations issued by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government.

As a non-fundamental policy that may be changed without shareholder approval, NMMF will not issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Fund may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes or for the clearance of transactions and may pledge up to 33 1/3% of the value of the Fund's total assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings exceed 5% of the Fund's net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements, the purchase and sale of financial futures contracts and collateral arrangements with respect thereto and with respect to the writing of options and obligations of the Trust to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.


LIQUID ASSETS FUND

The following investment restrictions are fundamental policies of LAF and may not be changed except as described above.

LAF may not:


1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by the Fund of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.


2. Make short sales of securities or maintain a short position.

3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Fund may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes or for the clearance of transactions and may pledge up to 33 1/3% of the value of the Fund's total assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings exceed 5% of the Fund's net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements, the purchase and sale of financial futures contracts and collateral arrangements with respect thereto and with respect to the writing of options and obligations of the Trust to Trustees pursuant to deferred compensation arrangements are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.

4. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result, with respect to 75% of the value of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.

5. Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the 1940 Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks.

6. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts.

7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

8. Make investments for the purpose of exercising control or management.

9. Invest in securities of other non-affiliated investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which the Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets (determined at the time of investment) in such securities of one or more investment companies, or except as part of a merger, consolidation or other acquisition.

10. Make loans, except through (a) repurchase agreements and (b) loans of portfolio securities (limited to 33 1/3% of the value of the Fund's total assets).

11. Buy or sell commodities or commodity contracts, except that the Fund may purchase and sell futures contracts and options thereon.

12. Purchase more than 10% of the outstanding voting securities of any one issuer.

Although Restriction 4 limits the Fund's investments in the securities of a single issuer to 5% of the value of 75% of the value of the Fund's total assets, federal regulations applicable to the Fund currently prohibit the Fund from making any investment that would result in more than 5% of the Fund's total assets being invested in securities of a single issuer.

Whenever any fundamental investment policy or investment restriction of a Fund states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce it's borrowing, as required by applicable law.

                             MANAGEMENT OF THE TRUST


Information pertaining to the Trustees of the Funds is set forth below. Trustees who are not deemed to be "interested persons" of the Funds as defined in the 1940 Act, are referred to as "Independent Trustees". Trustees who are deemed to be "interested persons" of the Funds are referred to as "Interested Trustees". "Fund Complex" consists of the Funds and any other investment companies managed by PI.


                              INDEPENDENT TRUSTEES

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                        TERM OF                                             IN FUND
                             POSITION   OFFICE*** AND                                       COMPLEX
                             WITH THE   LENGTH OF       PRINCIPAL OCCUPATIONS DURING PAST     OVERSEEN BY   OTHER DIRECTORSHIPS HELD
NAME, ADDRESS** AND AGE      FUNDS      TIME SERVED     FIVE YEARS                            TRUSTEE       BY THE TRUSTEE****

Delayne Dedrick Gold (64)    Trustee    Since 1997      Marketing Consultant.                       89                 --

Robert E. La Blanc (68)      Trustee    Since 1997      President (since 1981) of Robert E. La      74      Director of Storage
                                                        Blanc Associates, Inc.                              Technology Corporation
                                                        (telecommunications); formerly General              (technology) (since
                                                        Partner at Salomon Brothers and                     1979), Chartered
                                                        Vice-Chairman of Continental Telecom;               Semiconductor
                                                        Trustee of Manhattan College.                       Manufacturing, Ltd.
                                                                                                            (Singapore) (since
                                                                                                            1998), Titan Corporation
                                                                                                            (electronics) (since
                                                                                                            1995), Computer
                                                                                                            Associates
                                                                                                            International, Inc.
                                                                                                            (software company)
                                                                                                            (since 2002); Director
                                                                                                            (since 1999) of First
                                                                                                            Financial Fund, Inc. and
                                                                                                            Director (since April
                                                                                                            1999) of The High Yield
                                                                                                            Plus Fund, Inc.

Robin B. Smith (63)          Trustee    Since 1997      Chairman and Chief Executive Officer        69      Director of BellSouth
                                                        (since August 1996) of Publishers                   Corporation (since
                                                        Clearing House (direct marketing),                  1992), and Kmart
                                                        formerly President and Chief Executive              Corporation (retail)
                                                        Officer (January 1988-August 1996) of               (since 1996).
                                                        Publishers Clearing House.

Stephen Stoneburn (59)       Trustee    Since 1997      President and Chief Executive Officer       74                 --
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company); formerly
                                                        President (June 1995-June 1996) of
                                                        Argus Integrated Media, Inc.; Senior
                                                        Vice President and Managing Director
                                                        (January 1993-1995) of Cowles Business
                                                        Media and Senior Vice President of
                                                        Fairchild Publications, Inc
                                                        (1975-1989).

Nancy H. Teeters (72)        Trustee    Since 1997      Economist; formerly Vice President and      72                 --
                                                        Chief Economist of International
                                                        Business Machines Corporation;
                                                        formerly Director of Inland Steel
                                                        Industries (July 1984-1999); formerly
                                                        Governor of The Federal Reserve
                                                        (September 1978-June 1984).

Clay T. Whitehead (64)       Trustee    Since 1999      President (since 1983) of National          91      Director (since 2000) of
                                                        Exchange Inc. (new business                         First Financial Fund,
                                                        development firm).                                  Inc. and Director (since
                                                                                                            2000) of The High Yield
                                                                                                            Plus Fund, Inc.


                               INTERESTED TRUSTEES

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                        TERM OF                                             IN FUND
                             POSITION   OFFICE*** AND                                       COMPLEX
                             WITH THE   LENGTH OF     PRINCIPAL OCCUPATIONS DURING PAST     OVERSEEN BY    OTHER DIRECTORSHIPS HELD
NAME, ADDRESS** AND AGE      FUNDS      TIME SERVED   FIVE YEARS                            TRUSTEE        BY THE TRUSTEE****

*Robert F. Gunia (55)    Trustee and    Since 1997      Executive Vice President and Chief          112     Vice President and
                         Vice President                 Administrative Officer (since June                  Director (since May
                                                        1999) of PI; Executive Vice President               1989) of The Asia
                                                        and Treasurer (since January 1996) of               Pacific Fund, Inc.
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America (Prudential); formerly Senior
                                                        Vice President (March 1987-May 1999)
                                                        of Prudential Securities Incorporated
                                                        (PSI); formerly Chief Administrative
                                                        Officer (July 1989-September 1996),
                                                        Director (January 1989-September 1996)
                                                        and Executive Vice President,
                                                        Treasurer and Chief Financial Officer
                                                        (June 1987-December 1996) of
                                                        Prudential Mutual Fund Management,
                                                        Inc. (PMF); Vice President and
                                                        Director (since May, 1992) of
                                                        Nicholas-Applegate Fund, Inc.

*David R. Odenath, Jr.   Trustee and    Since 2000      President, Chief Executive Officer and      115                --
(45)                     President                      Chief Operating Officer (since June
                                                        1999) of PI; Senior Vice
                                                        President (since June
                                                        1999) of Prudential;
                                                        formerly Senior Vice
                                                        President (August
                                                        1993-May 1999) of
                                                        PaineWebber Group, Inc.

*Judy A. Rice (54)       Trustee and    Since 2000      Executive Vice President (since 1999)       111                --
                         Vice President                 of PI; formerly various positions to
                                                        Senior Vice President
                                                        (1992-1999) of
                                                        Prudential Securities;
                                                        and various positions to
                                                        Managing Director
                                                        (1975-1992) of Salomon
                                                        Smith Barney; Member of
                                                        Board of Governors of
                                                        the Money Management
                                                        Institute; Member of the
                                                        Prudential Securities
                                                        Operating Council and a
                                                        Member of the Board of
                                                        Directors for the
                                                        National Association for
                                                        Variable Annuities.

Information pertaining to the Officers of the Funds who are not also Trustees is set forth below.


                                    OFFICERS

                                                          TERM OF
                                                          OFFICE*** AND
                                                          LENGTH OF TIME
NAME, ADDRESS** AND AGE           POSITION WITH FUNDS     SERVED         PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Grace C. Torres (43)              Treasurer and Principal Since 1997     Senior Vice President (since January 2000) of PI; formerly
                                  Financial and                          First Vice President (December 1996-January 2000) of PI and
                                  Accounting Officer                     First Vice President (March 1993-1999) of Prudential
                                                                         Securities.

Jonathan D. Shain (44)            Secretary               Since 2001     Vice President and Corporate Counsel (since August 1998) of
                                                                         Prudential; formerly Attorney with Fleet Bank, N.A.
                                                                         (January 1997-July 1998) and Associate Counsel (August
                                                                         1994-January 1997) of New York Life Insurance Company.

Marguerite E. H. Morrison (46)    Assistant Secretary     Since 2002     Vice President and Chief Legal Officer-Mutual Funds and
                                                                         Unit Investment Trusts (since August 2000) of Prudential;
                                                                         Senior Vice President and Assistant Secretary (since
                                                                         February 2001) of PI; Vice President and Assistant
                                                                         Secretary of PIMS (since October 2001), previously Vice
                                                                         President and Associate General Counsel (December
                                                                         1996-February 2001) of PI and Vice President and Associate
                                                                         General Counsel (September 1987-September 1996) of
                                                                         Prudential Securities.

Maryanne Ryan (38)                Anti-Money Laundering   Since 2002     Vice President, Prudential (since November 1998) and First
                                  Compliance Officer                     Vice President, Prudential Securities (March 1997-May
                                                                         1998).

* "Interested" Trustee, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC), the Subadviser (Prudential Investment Management, Inc.) or the Distributor (Prudential Investment Management Services
LLC).

** Unless otherwise noted, the address of the Trustees and Officers is c/o:
Prudential Investments LLC, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102.

*** There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustee and/or Officer.

**** This column includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

The Funds have Trustees who, in addition to overseeing the actions of the Fund's Manager, Subadviser and Distributor, decide upon matters of general policy in accordance with the laws of the State of Massachusetts and the 1940 Act. In addition to their functions set forth under "Investment Advisory and Other Services--Manager and Investment Adviser" and "Principal Underwriter, Distributor and Rule 12b-1 Plans", the Trustees also review the actions of the Funds' Officers, who conduct and supervise the daily business operations of the Funds. Pursuant to each Fund's Declaration of Trust, the Trustees may contract for advisory and management services for that Fund or for any of its series (or class thereof). Any such contract may permit the Manager to delegate certain or all of its duties under such contracts to qualified investment advisers and administrators.

Trustees and Officers of the Funds are also trustees, directors and officers of some or all of the other investment companies advised by the Fund's Manager and distributed by Prudential Investment Management Services LLC.

Pursuant to a Management Agreement with each Fund, the Manager pays all compensation of Officers and employees of the Funds as well as the fees and expenses of all Interested Trustees of the Funds.

                            STANDING BOARD COMMITTEES


The Board of Trustees has established two standing committees in connection with the governance of the Funds--Audit and Nominating.

The Audit Committee consists of all of the Independent Trustees. The responsibilities of the Audit Committee are to assist the Board of Trustees in overseeing the Funds' independent accountants, accounting policies and procedures, and other areas relating to the Funds' auditing processes. The scope of the Audit Committee's responsibility is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent accountants' responsibility to plan and carry out a proper audit. The Audit Committee met four times during the fiscal year ended September 30, 2002.

The Nominating Committee consists of all of the Independent Trustees. This committee interviews and recommends to the Board persons to be nominated for election as Trustees by the Funds' shareholders and selects and proposes nominees for election by the Board between annual meetings. This Committee does not normally consider candidates proposed by shareholders for election as Trustees. The Nominating Committee also reviews the independence of Trustees serving on the Board and recommends to the Board Independent Trustees to be selected for membership on Board Committees. The Nominating Committee reviews each Trustee's investment in the Funds, matters relating to Trustee compensation and expenses and compliance with the Funds' retirement policy. The Nominating Committee did not meet during the fiscal year ended September 30, 2002.

In addition to the two standing committees of the Funds, the Board of Trustees has also approved Trustee participation in an Executive Committee designed to coordinate the governance of all of the mutual funds in the Prudential mutual fund complex. The role of the Executive Committee is solely advisory and consultative, without derogation of any of the duties or responsibilities of the Board of Trustees. The following Independent Trustees serve on the Executive
Committee: Nancy H. Teeters and Clay T. Whitehead. Independent Trustees from other funds in the Prudential mutual fund complex also serve on the Executive Committee. The responsibilities of the Executive Committee include: facilitating communication and coordination between the Independent Trustees and fund management on issues that affect more than one fund; serving as a liaison between the Boards of Trustees/Directors of funds and fund management; developing, in consultation with outside counsel and management, draft agendas for Board meetings; reviewing and recommending changes to Board practices generally and monitoring and supervising the performance of legal counsel to the funds generally and the Independent Trustees.

The Funds pay each of its Independent Trustees annual compensation in addition to certain out-of-pocket expenses. Trustees who serve on the Committees may receive additional compensation. The amount of compensation paid to each Independent Trustee may change as result of the introduction of additional funds upon whose Boards the Trustees may be asked to serve.

Independent Trustees may defer receipt of their Trustees' fees pursuant to a deferred fee agreement with the Funds. Under the terms of such agreement, the Funds accrue deferred Trustees' fees daily, which, in turn, accrues interest at a rate equivalent to the prevailing rate of 90-day U.S. Treasury bills at the beginning of each calendar quarter or, at the daily rate of return of any Prudential Mutual Fund chosen by the Trustee. The Funds' obligations to make payments of deferred Trustees' fees, together with interest thereon is a general obligation of the Funds.

The Funds have no retirement or pension plan for its Trustees.

The following table sets forth the aggregate compensation paid by the Fund for the fiscal year ended September 30, 2002 to the Independent Trustees. The table also shows aggregate compensation paid to those Trustees for service on the Fund's Board and the Board of any other investment company in the Fund Complex, for the calendar year ended December 31, 2001.


                               COMPENSATION TABLE

                                            AGGREGATE COMPENSATION FROM      TOTAL 2001 COMPENSATION FROM FUNDS AND FUND
NAME AND POSITION                                      TRUST                    COMPLEX PAID TO INDEPENDENT TRUSTEES

Delayne Dedrick Gold-- Trustee                         $3,243                             $173,000 (37/89)*
Robert E. La Blanc-- Trustee                           $3,209                             $115,333 (18/74)*
Robin B. Smith-- Trustee**                             $3,169                             $114,500 (26/69)*
Stephen Stoneburn-- Trustee                            $3,221                             $110,332 (18/74)*
Nancy H. Teeters-- Trustee                             $3,367                             $118,000 (25/72)*
Clay T. Whitehead-- Trustee                            $3,167                             $173,000 (30/91)*

* Indicates number of funds/portfolios in Fund Complex (including the Funds) to which aggregate compensation relates.

** Although the last column shows the total amount paid to Trustees from the Fund Complex during the calendar year ended December 31, 2001, such compensation was deferred at the election of this Trustee, in total or in part, under the Funds' deferred fee agreement. Including accrued interest on amounts deferred through December 31, 2001, the total amount of deferred compensation for the year amounted to $80,106 for Robin B. Smith.

Trustees and Officers who are interested do not receive compensation from the Funds or any fund in the Fund Complex and therefore are not shown in the Compensation table.

The following table sets forth the dollar range of equity securities in the Funds beneficially owned by a Trustee, and, on an aggregate basis, in all registered investment companies overseen by a Trustee in the Fund Complex as of December 31, 2001.


                          TRUSTEE SHARE OWNERSHIP TABLE


                              INDEPENDENT TRUSTEES

                                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                            SECURITIES IN ALL REGISTERED INVESTMENT
                                                 DOLLAR RANGE OF EQUITY SECURITIES           COMPANIES OVERSEEN BY TRUSTEE IN FUND
NAME OF TRUSTEE                                        IN EACH OF THE FUNDS                                 COMPLEX

Delayne Dedrick Gold                                            --                                       over $100,000
Robert E. La Blanc                                              --                                       over $100,000
Robin B. Smith                                                                                           over $100,000
  Liquid Assets Fund                                      $10,001-$50,000
Stephen Stoneburn                                               --                                       over $100,000



Nancy H. Teeters                                                --                                         $1-$10,000
Clay T. Whitehead                                               --                                      $50,001-$100,000

                               INTERESTED TRUSTEES

                                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                            SECURITIES IN ALL REGISTERED INVESTMENT
                                                 DOLLAR RANGE OF EQUITY SECURITIES           COMPANIES OVERSEEN BY TRUSTEE IN FUND
NAME OF TRUSTEE                                            IN THE FUNDS                                     COMPLEX

Robert F. Gunia                                                 --                                       over $100,000
David R. Odenath, Jr.                                           --                                       over $100,000
Judy A. Rice                                                                                             over $100,000
  Liquid Assets Fund                                      $10,001-$50,000

The following table sets forth information regarding each class of securities owned beneficially or of record by each Independent Trustee, and his/her immediate family members, in an investment adviser or principal underwriter of the Funds or a person (other than a registered investment company) directly or indirectly "controlling", "controlled by", or "under common control with" (within the meaning of the 1940 Act) an investment adviser or principal underwriter of the Funds as of December 31, 2001.

                                            NAME OF OWNERS AND                            TITLE OF      VALUE OF       PERCENT OF
NAME OF TRUSTEE                          RELATIONSHIPS TO TRUSTEE            COMPANY       CLASS       SECURITIES         CLASS

Delayne Dedrick Gold                                --                         --            --            --              --
Robert E. La Blanc                                  --                         --            --            --              --
Robin B. Smith                                      --                         --            --            --              --
Stephen Stoneburn                                   --                         --            --            --              --

                                            NAME OF OWNERS AND                            TITLE OF      VALUE OF       PERCENT OF
NAME OF TRUSTEE                          RELATIONSHIPS TO TRUSTEE            COMPANY       CLASS       SECURITIES         CLASS
Nancy H. Teeters                                    --                         --            --            --              --
Clay T. Whitehead                                   --                         --            --            --              --

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of November 8, 2002, the Trustees and Officers of the Funds, as a group, beneficially owned less than 1% of the outstanding shares of Common Stock of the Funds.

As of November 8, 2002, there were no beneficial owners, directly or indirectly, of more than 5% of the outstanding Common Stock of the Funds.

As of November 8, 2002, Prudential Securities was the record holder for other beneficial owners of the following:

              FUND                                    NO. SHARES/% OF CLASS
NMMF                                                   314,030,904 / 99.8%
LAF                                                     466,570,327 / 100%

                     INVESTMENT ADVISORY AND OTHER SERVICES

(a) MANAGER AND INVESTMENT ADVISER

The Manager of the Funds is Prudential Investments LLC (PI or the Manager), 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. The Manager serves as manager to all of the other investment companies that, together with the Funds, comprise the Prudential mutual funds. See "How the Fund is Managed-Manager" in the Prospectus. As of June 30, 2002, PI served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the administrator to closed-end investment companies, with aggregate assets of approximately $93.07 billion.

PI is a wholly owned subsidiary of PIFM Holdco, Inc., which is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. (Prudential). Prudential Mutual Fund Services LLC (the Transfer Agent or PMFS), an affiliate of the Manager, serves as the transfer agent and dividend-disbursing agent for the Prudential mutual funds and, in addition, provides customer service, recordkeeping and management and administrative services to qualified plans.

Pursuant to a Management Agreement with each Fund (the Management Agreement), the Manager, subject to the supervision of the Funds' Board of Trustees and in conformity with the stated policies of the Funds, manages both the investment operations of the Funds and the composition of the Funds' portfolios, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Funds. PI is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Funds. PI will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements.

PI will review the performance of any subadvisers and make recommendations to the Board of Trustees with respect to the retention of the subadvisers, and the renewal of any subadvisory agreements. PI also administers the Funds' corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank & Trust Company, the Funds' custodian (the Custodian), and PMFS. The management services of PI for the Fund are not exclusive under the terms of the Management Agreement and PI is free to, and does, render management services to others.

For its services, PI receives, pursuant to the NMMF Management Agreement, a fee at an annual rate of the average daily net assets of the Fund of .39% of the first $1 billion of net assets; .375% of the next $500 million of net assets; ..35% of the next $500 million of net assets; and .325% of net assets in excess of $2 billion. The fee is computed daily and payable monthly. For the expenses PI assumes pursuant to the LAF Management Agreement, PI will be reimbursed for its direct costs, exclusive of any profit or overhead, not to exceed .39% of the LAF's average daily net assets. It is expected that this amount will be approximately .06 of 1% of the average daily net assets of LAF for the fiscal year ending September 30, 2003.

In connection with its management of the corporate affairs of the Funds, PI bears the following expenses:

(1) the salaries and expenses of all personnel of the Funds and the Manager, except the fees and expenses of Independent Trustees;

(2) all expenses incurred by the Manager or by the Funds in connection with managing the ordinary course of the Funds' business, other than those assumed by the Funds, as described below; and

(3) the costs and expenses payable to any Subadviser pursuant to any subadvisory agreement between the Manager and a Subadviser.

Under the terms of the Management Agreement, each Fund is responsible for the payment of the following expenses; (1) the fee payable to the Manager, (2) the fees and expenses of Independent Trustees, (3) the fees and certain expenses of its Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (4) the charges and expenses of its legal counsel and independent accountants, (5) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (6) all taxes and corporate fees payable by the Fund to governmental agencies, (7) the fees of any trade association of which it is a member, (8) the cost of stock certificates representing its shares, (9) the cost of fidelity and liability insurance, (10) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission, including the preparation and printing of its registration statements and prospectuses for such purposes, and the fees and expenses of registration and notice filings made in accordance with state securities laws,
(11) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing report, proxy statements and prospectuses to shareholders, (12) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of its business, and (13) distribution and service fees.

The Management Agreement also provides that the Manager will not be liable for any error of judgment or for any loss suffered by the Funds in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Management Agreement provides that it will terminate automatically if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either party upon not more than 60 days' or less than 30 days' written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

For the fiscal years ended September 30, 2002, 2001 and 2000, PI received management fees from NMMF and LAF of $1,366,508, $1,488,390, and $1,532,983 and $325,000, $285,000, and $285,000, respectively.

PI has entered into Subadvisory Agreements with Prudential Investment Management, Inc. (PIM), a wholly owned subsidiary of Prudential. The Subadvisory Agreements provide that PIM furnish investment advisory services in connection with the management of the Funds. In connection therewith, PIM is obligated to keep certain books and records of the Funds. PI continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PIM's performance of such services. PIM is paid by PI at annual rates as follows: In connection with NMMF, PIM is compensated by PI in the amount of ..195% of the first $1 billion of net assets, .169% of the next $500 million of net assets, .140% of the next $500 million of net assets and .114% of net assets in excess of $2 billion of the Fund's average daily net assets. In connection with LAF, PIM is reimbursed by PI for its direct costs, excluding profit and overhead, incurred by PIM in furnishing services to PI.

The Subadvisory Agreements provide that they will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Funds, PI or PIM upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreements provide that they will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved by the Board of Trustees at least annually in accordance with the requirements of the 1940 Act.


(b) MATTERS CONSIDERED BY THE BOARD

The Management and Subadvisory Agreements were last approved by the Board of Trustees, including all of the Independent Trustees on May 22, 2002 at a meeting called for that purpose. In approving the Management and Subadvisory Agreements, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to that Fund. The Board requested and evaluated reports from the Manager and the Subadviser that addressed specific factors designed to inform the Board's consideration of these and other issues.

With respect to the nature and quality of the services provided by the Manager and the Subadviser, respectively, the Board considered the performance of each Fund in comparison to relevant market indices and the performance of a peer group of investment companies pursuing broadly similar strategies, and reviewed reports prepared by an unaffiliated organization applying various statistical and financial measures of fund performance compared to such indices and peer groups of funds. The Board also evaluated the division of responsibilities among the Manager and its affiliates, and the capabilities of the personnel providing services. The Board also considered the quality of brokerage execution provided by the Manager and Subadviser. The Board reviewed the Manager's and the Subadviser's use of brokers or dealers in fund transactions that provided research and other services to them, and the benefits derived by the Funds from such services. The Board also considered the Manager's and the Subadviser's positive compliance history, as neither the Manager nor the Subadviser has been subject to any significant compliance problems.

With respect to the overall fairness of the Management and Subadvisory Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of the Manager and the Subadviser and their affiliates from their association with the Funds. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board also evaluated the aggregate amount and structure of fees paid by the Manager to the Subadviser. In concluding that the direct and indirect benefits accruing to the Manager, the Subadviser and their affiliates, by virtue of their relationship to a Fund, were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to that Fund, the Board reviewed specific data as to the Manager's and the Subadviser's profit or loss on the Fund for the recent period and carefully examined their cost allocation methodology. With respect to profitability, the Manager and the Subadviser discussed with the Board the allocation methodologies for intercompany revenues and expenses (not including the costs of distributing shares or providing shareholder services) in order to approximate their respective profits from the Management or Subadvisory fees. The Board understood that neither the Manager nor the Subadviser use these profitability analyses in the management of their businesses other than in connection with the approval or continuation of management or advisory agreements, at least in part because they exclude significant costs and include certain revenues that judicial interpretations have required in the context of Board approval of mutual fund advisory agreements. These matters were also considered at the meeting of the Independent Trustees.


PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLAN


Prudential Investment Management Services LLC (PIMS or the Distributor), 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102, acts as the distributor of the shares of the Trust. PI and PIM, which are affiliated persons of the Trust, are affiliates of PIMS. PIMS is a subsidiary of Prudential.


Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.


DISTRIBUTION PLAN

Under the NMMF Distribution Plan (the Plan) and the Trust's Distribution Agreement dated December 12, 1997, NMMF pays the Distributor a distribution fee of up to 0.10% of the average daily net assets of the shares of NMMF, computed daily and payable monthly which is designed to reimburse the Distributor, in whole or in part, for its services. The Distributor incurs the expenses of distributing LAF shares, none of which are reimbursed by or paid for by LAF.


For the fiscal year ended September 30, 2002, the Distributor received payments of $350,386 under the Plan. These amounts were primarily expended for payment of account servicing fees to financial advisers and other persons who sell shares of NMMF.


The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit NMMF and its shareholders.

Pursuant to the Plan, the Trustees will be provided with, and will review, at least quarterly, a written report of the distribution expenses incurred on behalf of the Trust by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

The Plan may not be amended to increase materially the amount to be spent for the services described therein with respect to NMMF without approval of the shareholders of NMMF, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the Rule 12b-1 Trustees) or by a vote of a majority of the outstanding voting securities of the shares of the Fund (as defined in the 1940 Act). The Trust's Distribution Agreement provides that it will terminate automatically if assigned and that it may be terminated, without payment of any penalty, by a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting securities of the Trust, or by the Distributor, on 60 days' written notice to the other party.

NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the National Association of Securities Dealers Inc. (NASD), the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of NMMF shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of NMMF may not exceed .75 of 1% per class. The 6.25% limitation applies to NMMF rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of NMMF, all sales charges on shares of NMMF would be suspended.


OTHER SERVICE PROVIDERS

State Street Bank and Trust Company, One Heritage Drive, North Quincy, MA 02171, serves as Custodian for the Trust's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Trust.


Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, NJ 08830, serves as the transfer and dividend disbursing agent of the Trust. PMFS is a wholly owned subsidiary of PIFM Holdco Inc., the parent of PI, the Manager. PMFS provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with services rendered to NMMF, PMFS receives an annual fee ($9.50) per shareholder account, a new account set up fee ($2.00) for each manually-established account and a monthly inactive zero balance account fee ($0.20) per shareholder account plus its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications and other costs. In connection with the transfer agency services rendered by PMFS to LAF, PMFS will be reimbursed for its direct costs, excluding profit and overhead.


PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the Trust's independent accountants and in that capacity audits each Fund's annual financial statements.


CODE OF ETHICS

The Board of Trustees has adopted a Code of Ethics, in addition, the Manager, Subadviser and Distributor have each adopted a Code of Ethics (collectively, the Codes). The Codes permit personnel subject to the Codes to invest in securities including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the Commission.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES


The Manager is responsible for decisions to buy and sell securities for the Trust, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. (For purposes of this section, the term "Manager" includes the Subadviser.) The Trust does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Portfolio securities may not be purchased from any underwriting or selling syndicate of which the Distributor, or an affiliate (including Prudential Securities Incorporated or "PSI"), during the existence of the syndicate, is a principal underwriter (as defined in the 1940
Act), except in accordance with rules of the Commission. The Trust will not deal with the Distributor or its affiliates on a principal basis.


In placing orders for portfolio securities of the Trust, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Trust, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Trust may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions for such other accounts, whose aggregate assets are far larger than the Trust's, and the services furnished by such brokers may be used by the Manager in providing investment management for the Trust. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Trust does not reduce the advisory fee it pays to the Manager by any amount that may be attributed to the value of such services.

Subject to the above considerations, PSI, as an affiliate of the Trust, may act as a securities broker (or futures commission merchant) for the Trust. In order for PSI to effect any portfolio transactions for the Trust, the commissions, fees or other remuneration received by PSI must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow PSI to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested" persons (as defined in the 1940 Act), has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to PSI are consistent with the foregoing standard. Brokerage transactions with PSI are also subject to such fiduciary standards as may be imposed by applicable law.


During the fiscal years ended September 30, 2002, 2001 and 2000, the Trust paid no brokerage commissions.

The Trust is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 of the 1940 Act) and their parents during their most recent fiscal year. As of September 30, 2002, the Trust held the following such securities:

Goldman Sachs Group, Inc. ($29,000,000), J.P. Morgan Chase & Co.
($18,012,294), Merrill Lynch & Co., Inc. ($38,563,979) and Morgan Stanley ($39,847,733).


                           SECURITIES AND ORGANIZATION


The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, which may be divided into an unlimited number of series of such shares, and which presently consist of NMMF and LAF. Each share of a series represents an equal proportionate interest in that series with each other share of that series and is entitled to a proportionate interest in the dividends and distributions from that series. Upon termination of a series, whether pursuant to liquidation of the series or otherwise, shareholders of that series are entitled to share pro rata in the net assets of the series then available for distribution to such shareholders. Shareholders have no preemptive rights.

A copy of the Agreement and Declaration of Trust (the Declaration of Trust) establishing the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or a series, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of an affected series or by the Trustees upon written notice to the shareholders. Upon termination of the Trust or of a series, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Trust or of the series as may be determined by the Trustees, the series shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds to the shareholders of the series involved, ratably according to the number of shares of such series held by the several shareholders of the series on the date of termination.

The assets received by the Trust for the issue or sale of shares of a series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that series, and constitute the underlying assets of that series. The underlying assets of a series are segregated and are charged with the expenses, including the organizational expenses, in respect of that series and with a share of the general expenses of the Trust. While the expenses of the Trust are allocated to the separate books of account of the series, if more than one series has shares outstanding, certain expenses may be legally chargeable against the assets of all series.

Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the property of a series for all loss and expense of any shareholder of that series held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the series of which he was a shareholder would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust provides for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the Trustees have been elected by the shareholders, the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as otherwise disclosed in the Prospectuses and in this SAI, the Trustees shall continue to hold office and may appoint their successors.


                 PURCHASE, REDEMPTION AND PRICING OF FUND SHARES


PURCHASE OF SHARES

Shares of the NMMF are offered to investment advisory clients of PSI that participate in any of the following managed account programs sponsored by PSI:
Gibraltar Advisors, Prudential Securities Portfolio Management (PSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS), Managed Assets Consulting Services Custom Services (MACS-CS) and Prudential Securities Investment Supervisory Group. See "How to Buy and Sell Shares of the Fund" in the NMMF Prospectus. A PSI client who applies to participate in these managed account programs will be eligible to purchase shares of NMMF during the period between submission to and acceptance of the application by PSI. Eligibility of participants is within the discretion of PSI. In the event a client of PSI leaves a managed account program, the client may continue to hold shares of NMMF.

Shares of LAF are offered to investment advisory clients of PSI that (1) participate in any of the following managed account programs sponsored by PSI:
Gibraltar Advisors, PSI Portfolio Management (PSPM), Quantum Portfolio Management (Quantum), Managed Assets Consulting Services (MACS) and PSI Investment Supervisory Group and (2) are "Eligible Benefit Plans." "Eligible Benefit Plans" include (a) employee benefit plans as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974 (ERISA) other than governmental plans as defined in Section 3(32) of ERISA and church plans as defined in Section 3(33) of ERISA, (b) pension, profit-sharing or other employee benefit plans qualified under Section 401 of the Internal Revenue Code, (c) deferred compensation and annuity plans under Section 457 or 403(b)(7) of the Internal Revenue Code, and (d) Individual Retirement Accounts (IRAs) as defined in Section 408(a) of the Internal Revenue Code. See "How to Buy and Sell Shares of the Fund" in the LAF Prospectus. A PSI client who applies to participate in these managed account programs will be eligible to purchase shares of LAF during the period between submission to and acceptance of the application by PSI. Investment advisory clients of PSI who receive Managed Assets Consulting Services Custom Services are not eligible to purchase shares of LAF. Eligibility of participants is within the discretion of PSI. In the event a client of PSI leaves a managed account program, the client may continue to hold shares of LAF.


SALE OF SHARES

If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Commission. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Trust, however, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

The Trust may suspend the right of redemption or postpone the date of payment for a period of up to seven days. Suspensions or postponements may not exceed seven days except (1) for any period (a) during which the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or
(b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by a Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) for such other periods as the Commission may by order permit for the protection of shareholders of a Fund. The Commission, by rules and regulations determines the conditions under which (a) trading shall be deemed to be restricted and (b) an emergency is deemed to exist within the meaning of clause (2) above.


EXPEDITED REDEMPTION PRIVILEGE. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $200 or more, except if an account for which an expedited redemption is requested has a net asset value of less than $200, the entire account will be redeemed. Redemption proceeds in the amount of $1,000 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve System. Redemption proceeds of less than $1,000 will be mailed by check to your designated bank account. Any applicable contingent deferred sales charge will be deducted from the redemption proceeds. Expedited redemption requests may be made by telephone or letter must be received by the Fund prior to 4:00 p.m., New York time, to receive a redemption amount based on that day's net asset value (NAV) and are subject to the terms and conditions as set forth in the Prospectus regarding redemption of shares. For more information, see "How to Buy and Sell Shares of the Fund--Telephone Redemptions or Exchanges" in the Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact Prudential Mutual Fund Services LLC at (800) 225-1852.


                                 NET ASSET VALUE

Each Fund's NAV is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares. Each Fund will compute its NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. New York time. A Fund may not compute its NAV on days on which no orders to purchase, sell or redeem Fund shares have been received or days on which there have been no changes that would materially affect its NAV. The NYSE is closed on most national holidays and on Good Friday.


Each Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Trust's Board of Trustees has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the Investment Adviser under the supervision of the Board of Trustees to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the Commission. The remaining maturity of an instrument held by the Trust that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of a Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.


                       TAXES, DIVIDENDS AND DISTRIBUTIONS


NMMF and LAF have elected and qualified, and each Fund intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves each Fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a Fund did realize long-term capital gains, permits net capital gains of the Fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in that Fund.

Qualification as a regulated investment company requires, among other things, that (1) at least 90% of a Fund's annual gross income (including tax-exempt interest income but without reduction for losses from the sale or other disposition of securities) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities; (2) a Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of a Fund's assets is represented by cash and cash items, U.S. government obligations or the securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations or the securities of other regulated investment companies) and (3) the Fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) and tax-exempt interest in each year.

In addition, each Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. Each Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, a Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which a Fund pays income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax.

Gains or losses on sales of securities by a Fund will generally be treated as long-term capital gains or losses if the securities have been held by it for more than one year. The Funds do not anticipate realizing long-term capital gains or losses. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by a Fund may be subject to original issue discount and market discount rules which, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income.

It is anticipated that the NAV per share of each Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Distributions of net investment income and net short-term gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or cash. Any gain or loss realized upon a sale or redemption of shares by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Any loss realized upon a sale or redemption of shares by a shareholder, however, although otherwise treated as short-term capital loss, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Furthermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares, including shares purchased pursuant to dividend reinvestment within 30 days (either before or after) of the disposition of the shares. In such cases the basis of the shares acquired will be readjusted to reflect the disallowed loss.

Because none of the Fund's net income is anticipated to arise from qualified dividends on common or preferred stock, none of its distributions to corporate shareholders will be eligible for the dividends received deduction generally allowed to U.S. corporations in respect of dividends received from other U.S. corporations under the Internal Revenue Code.


Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund's assets to be invested in various countries is not known.


If the Fund is liable for foreign income taxes, and if more than 50% of the value of the Fund's assets consists of securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund, but there can be no assurance that the Fund will be able to do so. If the Fund does elect to "pass through" the foreign taxes paid, shareholders will be required to (1) include in gross income (in addition to taxable dividends actually received) their PRO RATA share of the foreign income taxes paid by the Fund; and (2) treat their PRO RATA share of foreign income taxes as paid by them. Shareholders will then be permitted either to deduct their PRO RATA share of foreign income taxes in computing their taxable income or to claim a foreign tax credit against U.S. income taxes. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign shareholders may not deduct or claim a credit for foreign tax unless the dividends paid to them by the Fund are effectively connected with a U.S. trade or business. Accordingly, a foreign shareholder may recognize additional taxable income as a result of the Fund's election to pass through the foreign taxes to shareholders.




Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid by the Fund and (2) the portion of the dividend which represents income derived from foreign sources.


Dividends of net investment income and distributions of net short-term capital gains paid to a shareholder who is a nonresident alien individual, a foreign corporation or a foreign partnership (a foreign shareholder) are subject to a 30% (or lower treaty rate) withholding tax upon the gross amount of the dividends unless the dividends are effectively connected with a U.S. trade or business conducted by the foreign shareholder. Capital gain distributions paid to a foreign shareholder are generally not subject to withholding tax. A foreign shareholder will, however, be required to pay U.S. income tax on any dividends and capital gain distributions which are effectively connected with a U.S. trade or business of the foreign shareholder. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences resulting from their investment in a Fund.


The Trust under which the Funds are created is organized as a Massachusetts business trust. Under current law, so long as the Funds qualify for federal income tax treatment as described above, it is believed that neither the Trust nor the Funds should be liable for any income or franchise tax in The Commonwealth of Massachusetts.


Dividends and distributions subject to federal income taxation may also be subject to state and local taxes. Furthermore, under the laws of certain states, distributions of net income from the Funds may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. obligations which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisors with respect to the federal, state and local tax consequences resulting from their investment in a Fund.


                              CALCULATION OF YIELD

Each Fund will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in a Fund's portfolio, and its operating expenses. Each Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

                                          365/7
Effective yield = [(base period return+1)      ]-1



The yield and effective yield for NMMF based on the 7 days ended September 30, 2002 were 1.35% and 1.36%, respectively. The yield and effective yield for LAF based on 7 days ended September 30, 2002 were 1.53% and 1.54%, respectively.


Comparative performance information may be used from time to time in advertising or marketing the Funds' shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., iMoneyNet, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.

Each Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Fund is held, but also on changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.


ADVERTISING. Advertising materials for each Fund may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by each Fund's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for each Fund also may include mention of Prudential Financial, Inc, its affiliates and subsidiaries, and reference the assets, products and services of those entities.


From time to time, advertising materials for each Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of Fund shareholders and may refer to Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indices. In addition, advertising materials may reference studies or analyses performed by the manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.


                              FINANCIAL STATEMENTS


Each Fund's financial statements for the fiscal year ended September 30, 2002, incorporated into this SAI by reference to the Trust's 2002 annual report to shareholders (File No. 811-4060), have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of the Trust's annual report at no charge by request to the Trust by calling (800) 225-1852, or by writing to the Trust at 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102.

                       APPENDIX I--DESCRIPTION OF RATINGS





MOODY'S INVESTORS SERVICE

DEBT RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than that of Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (that is, they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Baa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


SHORT-TERM DEBT RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

- Leading market positions in well-established industries.

- High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternative liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liability is maintained.

MIG 1: This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the proceeding group.

STANDARD & POOR'S RATINGS GROUP

LONG-TERM ISSUE CREDIT RATINGS

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligator's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in small degrees. The obligator's capacity to meet its financial commitment on the obligation is extremely strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligator's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet the financial commitment on the obligation.

PLUS (+) OR MINUS(-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


COMMERCIAL PAPER RATINGS

A-1: The designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


NOTES RATINGS

An S&P notes rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

- Amortization schedule--the longer the final maturity relative to other maturities the more likely it will be treated as a note.

- Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.


NOTE RATING SYMBOLS ARE AS FOLLOWS:

SP-1: Strong capacity to pay principal and interest. An issue determined to posses a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


FITCH, INC.


INTERNATIONAL LONG-TERM CREDIT RATINGS

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payments of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


SHORT-TERM DEBT RATINGS

F1: Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

PLUS (+) OR MINUS (-): Plus and minus signs may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category or to short-term ratings other than F-1.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a) (1) Agreement and Declaration of Trust of the Trust dated April 27, 1984 and Amendment No. 1 dated June 19, 1984 incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (2-91889) filed January 20, 1999.

(2) Amendment No. 2 to Agreement and Declaration of Trust of the Trust dated August 9, 1984 incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (2-91889) filed January 20, 1999.

(3) Amendment No. 3 to Agreement and Declaration of Trust of the Trust dated September 11, 1984 incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (2-91889) filed January 20, 1999.

(b) By-Laws of the Trust, Revised and Restated as of October 22, 1997 incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (2-91889) filed November 28, 2001.

(c) (1) Specimen Share Certificates of the National Money Market Fund incorporated by reference to Exhibit (c)(1) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (2-91889) filed January 20, 1999.

(2) Specimen Share Certificate for the Liquid Assets Fund incorporated by reference to Exhibit (c)(2) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.


(3) Instruments defining rights of security holders incorporated by reference to Exhibit (c)(3) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (2-91889) filed November 30, 2000.


(d) (1) Management Agreement between the Registrant, on behalf of the National Money Market Fund, and Prudential Investments Fund Management LLC incorporated by reference to Exhibit d(1) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

(2) Subadvisory Agreement, with respect to the National Money Market Fund, between Prudential Investments Fund Management LLC and The Prudential Investment Corporation incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

(3) Management Agreement between the Registrant, on behalf of the Liquid Assets Fund, and Prudential Investments Fund Management LLC incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

(4) Subadvisory Agreement, with respect to the Liquid Assets Fund, between Prudential Investments Fund Management LLC and the Prudential Investment Corporation incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.


(5) Amendment dated November 1, 2000 to Subadvisory Agreement between Prudential Investments Fund Management LLC and the Prudential Investment Corporation incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (2-91889) filed November 30, 2000.


(e) (1) Distribution Agreement between the Registrant and Prudential Securities Inc incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

(2) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

(3) Form of Dealer Agreement incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.


(f) Not applicable.

(g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.


(2) Amendment dated July 17, 2001 to Custodian Contract incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (291889) filed November 28, 2001.

(3) Amendment dated January 17, 2002 to Custodian Contract.*


(h) (1) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services incorporated by reference to Exhibit (h) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

(2) Amendment dated August 24, 1999 to Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A (2-91889) filed November 30, 2000.

(i) Opinion of Counsel, incorporated by reference to Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement filed on September 12, 1984.

(j) Consent of Independent Accountants.*

(k) Not applicable.

(l) Not applicable.

(m) (1) Amended Distribution Plan of the Trust, as revised through October 22, 1997 incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on November 7, 1997.

(2) Amended and Restated Distribution and Service Plan, with respect to National Money Market Fund incorporated by reference to Exhibit (m)(ii) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (2-91889) filed via EDGAR on October 1, 1998.

(n) Not applicable.

(o) Reserved.


(p) (1) Code of Ethics of the Registrant dated September 4, 2002.*

(2) Code of Ethics and Personal Securities Trading Policy of Prudential Investment Management, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC dated September 4, 2002.*

(q) Power of Attorney incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (291889) filed November 28, 2001.

* Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.


As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article V of the Fund's Declaration of Trust (Exhibit (a)(1) to the Registration Statement) with respect to trustees, officers, employees and agents thereof and Article VII of the Fund's By-Laws (Exhibit (b) to the Registration Statement), trustees, officers, employees and agents of the Fund may be indemnified against certain liabilities in connection with the Trust. As permitted by Section 17(i) of the 1940 Act, pursuant to
Section 10 of the Distribution Agreement (Exhibit (e)(2) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties. Such Article V of the Declaration of Trust, Article VII of the By-Laws and Section 10 of the Distribution Agreement are hereby incorporated by reference in their entirety.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (Commission) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.


The Registrant intends to purchase an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.


Section 9 of the Management Agreement (Exhibits (d)(1) and (3) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibits
(d)(2) and (4) to the Registration Statement) limit the liability of Prudential Investments LLC (PI) and Prudential Investment Management, Inc. (PIM), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of the 1940 Act remains in effect and is consistently applied.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


(a) Prudential Investments LLC (PI).


See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Manager and Investment Adviser" in the Statement of Additional Information (SAI) constituting Part B of this Post-Effective Amendment to the Registration Statement.

The business and other connections of the officers of PI are listed in Schedules A and D of Form ADV of PI as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

The business and other connections of PI's directors and principal executive officers within the last two fiscal years are set forth below. Except as otherwise indicated, the address of each person is 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102.


NAME AND
ADDRESS                  POSITION WITH PI                     PRINCIPAL OCCUPATIONS
-------                  ----------------                     ---------------------
Robert F. Gunia          Executive Vice President and         Executive Vice President and Chief Administrative Officer, PI; Vice
                         Chief Administrative Officer         President, Prudential; President, Prudential Investment Management
                                                              Services LLC (PIMS)

William V. Healey        Executive Vice President, Chief      Executive Vice President, Chief Legal Officer and Secretary, PI; Vice
                         Legal Officer and Secretary          President and Associate General Counsel, Prudential; Senior Vice
                                                              President, Chief Legal Officer and Secretary, PIMS

David R.                 President, Chief Executive Officer   President, Chief Executive Officer and Chief Operating Officer, PI;
                                                              Senior Vice


                                       C-3

Odenath, Jr.             and Chief Operating Officer          President, The Prudential Insurance Company of America (Prudential)

Kevin B. Osborn          Executive Vice President             Executive Vice President, PI

Judy A. Rice             Executive Vice President             Executive Vice President, PI

Philip N. Russo          Executive Vice President, Chief      Executive Vice President, Chief Financial Officer and Treasurer, PI;
                         Financial Officer and Treasurer      Director of Jennison Associates LLC

Lynn M. Waldvogel        Executive Vice President             Executive Vice President, PI


(b) Prudential Investment Management, Inc. (PIM)


See "How the Fund is Managed-Investment Adviser" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services-Manager and Investment Adviser" in the SAI constituting Part B of this Post-Effective Amendment to the Registration Statement.

The business and other connections of PIM's directors and executive officers are as set forth below. The address of each person, unless otherwise noted, is 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102.


NAME AND ADDRESS         POSITION WITH PIM            PRINCIPAL OCCUPATIONS
----------------         -----------------            ---------------------
Matthew J. Chanin        Director and Senior Vice     Director and President of Prudential
Gateway Center Four      President                    Equity Investors, Inc.; Chairman,
Newark, NJ 07102                                      Director and President of Prudential
                                                      Private Placement Investors, Inc.

John H. Hobbs            Director and Vice            Chairman, CEO and Director of Jennison
466 Lexington Avenue,    President                    Associates LLC; Director of Prudential
18th Floor New York,                                  Trust Company
NY 10017

Philip N. Russo          Director                     Director of Jennison Associates LLC;
                                                      Executive Vice President, Chief
                                                      Financial Officer and Treasurer, PI

John R. Strangfeld, Jr.  Chairman of the Board,       Vice Chairman of Prudential Financial,
                         President and Chief          Inc.; Chairman, Director and CEO of
                         Executive Officer and        Prudential Securities Group; Director
                         Director                     and President of Prudential Asset
                                                      Management Holding Company; Director of
                                                      Jennison Associates LLC; Executive Vice
                                                      President of The Prudential Insurance
                                                      Company of America

James J. Sullivan        Director, Vice President     Chairman, Director, President and CEO of
Gateway Center Two       and Managing Director        Prudential Trust Company; Director and
Newark, NJ                                            President of The Prudential Asset
                                                      Management Company, Inc.

Bernard Winograd         Director, President and      Senior Vice President of Prudential;
                         CEO                          Director of Jennison Associates LLC;
                                                      Director and Vice President of
                                                      Prudential Asset Management Holding
                                                      Company


ITEM 27. PRINCIPAL UNDERWRITER.

(a) Prudential Investment Management Services LLC (PIMS)


PIMS is distributor for Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential's Gibraltar Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc. Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Small Company Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Total Return Bond Fund, Inc., Prudential 20/20 Focus Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., Special Money Market Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., and The Target Portfolio Trust.

(b) Information concerning the Directors and officers of PIMS is set forth below:


NAME(1)                     POSITIONS AND OFFICES WITH UNDERWRITER                    POSITIONS AND OFFICES WITH REGISTRANT
-------                     --------------------------------------                    -------------------------------------
C. Edward Chaplin           Executive Vice President and Treasurer                    None
751 Broad Street
Newark, NJ 07102

Margaret Deverell           Senior Vice President and Chief Financial Officer         None
213 Washington Street
Newark, NJ 07102

John T. Doscher             Senior Vice President and Chief Compliance Officer        None

Robert F. Gunia             President                                                 Vice President and Trustee

William V. Healey           Senior Vice President, Secretary and Chief Legal Officer  None

Stephen Pelletier           Executive Vice President                                  None

Scott G. Sleyster           Executive Vice President                                  None
71 Hanover Road
Florham Park, NJ 07932

John R. Strangfeld, Jr.     Executive Vice President                                  None
One Seaport Plaza New
York, NY 10292


(1) The address of each person named above is 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102, unless otherwise indicated.

(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts, Prudential Investment Management, Inc., 100 Mulberry Street, Gateway Center Two, Newark, NJ 07102, the Registrant, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102, and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, NJ 08830. Documents required by Rules 31a-1(b)(4), (5), (6), (7), (9), (10) and (11) and 31a-1(d) and (f) will be kept at 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the captions "Investment Advisory and Other Services--Investment Advisers" and "Investment Advisory and Other Services--Principal Underwriter, Distributor and Rule 12b-1 Plan" in the SAI, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS

None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 25th day of November, 2002.


                                            CASH ACCUMULATION TRUST

                                            * David R. Odenath
                                            DAVID R. ODENATH, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        SIGNATURE                          TITLE                        DATE
        ---------                          -----                        ----

     *Delayne D. Gold
      ------------------
      DELAYNE D. GOLD                     Trustee

     *Robert F. Gunia
      ------------------
      ROBERT F. GUNIA            Trustee and Vice President

   *Robert E. La Blanc
    ------------------
    ROBERT E. LA BLANC                     Trustee

    *David R. Odenath
     ------------------
     DAVID R. ODENATH               Trustee and President

      *Judy A. Rice
     ------------------
       JUDY A. RICE              Trustee and Vice President

     *Robin B. Smith
     ------------------
      ROBIN B. SMITH                       Trustee

    *Stephen Stoneburn
     ------------------
     STEPHEN STONEBURN                     Trustee

    *Nancy H. Teeters
     ------------------
     NANCY H. TEETERS                      Trustee

    *Clay T. Whitehead
     ------------------
     CLAY T. WHITEHEAD                     Trustee

     *Grace C. Torres
      ------------------
      GRACE C. TORRES          Treasurer and Principal
*By: /s/ Jonathan D. Shain      Financial and Accounting      November 25, 2002
     ---------------------      Officer
     JONATHAN D. SHAIN
     ATTORNEY-IN-FACT

                             CASH ACCUMULATION TRUST
                                  EXHIBIT INDEX



EXHIBIT
  NO.                               DESCRIPTION

(g)(3) Amendment dated January 17, 2002 to Custodian Contract.*
(j)    Consent of Independent Accountants.*
(p)(1) Code of Ethics of the Registrant dated September 4, 2002.*
   (2) Code of Ethics and Personal Securities Trading Policy of Prudential Investment Management, Inc., Prudential Investments LLC and Prudential Investment Management Services LLC dated September 4, 2002.*


* Filed herewith